Region(R)

                                    Family of Funds

                                    COMBINED ANNUAL REPORT

                                    Dated November 30, 1998

----- Regions(R) ------------------------------------------------------------
         Funds                      FIRST PRIORITY FUNDS BECAME REGIONS FUNDS

                                    EFFECTIVE MAY 15, 1998

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report for the Regions Funds. This report covers activity in the funds over the 12-month fiscal year period from December 1, 1997 through November 30, 1998.

It begins with an investment review by each fund's portfolio manager, which describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete list of fund holdings and the financial statements.

The Regions Funds offer you a range of investment objectives to keep your money working toward your financial goals -- from daily income on your ready cash to income on a regular basis to growth for longer-term goals like a child's college education or your retirement. Whatever your goal, there's a Regions fund that may be right for you.

Fund-by-fund highlights over the period are as follows:

REGIONS TREASURY MONEY MARKET FUND

This fund continues to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with easy access to their money.* The fund's portfolio of U.S. Treasury money market securities paid dividends of $0.05 per share for Trust Shares and $0.04 per share for Investment Shares during the 12-month reporting period. The 7-day net yields for Trust Shares and Investment Shares for the period ended November 30, 1998, were 3.96% and 3.56%, respectively.** This level of income resulted in a 12-month total return of 4.71% and 4.30%, for Trust Shares and Investment Shares, respectively.*** The fund's net assets continued to soar, reaching $614 million at the reporting period's end.

REGIONS LIMITED MATURITY GOVERNMENT FUND

This diversified portfolio of limited maturity U.S. Treasury notes, U.S. government agency securities and investment-grade corporate bonds gives shareholders the opportunity to pursue income with limited principal volatility. Over the 12-month reporting period, the fund's Investment Shares produced a total return of 6.05%, or 3.05% adjusted for the fund's contingent deferred sales charge, through an income stream totaling $0.46 per share and a $0.13 increase in net asset value.*** Trust Shares, a new share class, began operation on May 20, 1998. For the period from May 20, 1998 to November 30, 1998, this share class produced a total return of 3.59% through an income stream totaling $0.25 per share and an $0.11 increase in net asset value.*** The fund's net assets reached $89 million at the end of the reporting period.

REGIONS FIXED INCOME FUND

For Investment Shares, the fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced a monthly income stream totaling $0.53 per share over the 12-month reporting period. The net asset value increased by $0.24. As a result, the fund produced a total return of 7.60%, or 4.60% adjusted for the contingent deferred sales charge.*** Trust Shares, a new share class began operation on May 20, 1998. For the period from May 20, 1998 to November 30, 1998, this share class produced a total return of 4.87% through dividends totaling $0.28 per share and a net asset value increase of $0.22.*** The fund's net assets rose to $217 million at the end of the reporting period.

  * An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

 ** Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A contingent deferred sales charge is applicable to Investment Shares redeemed within three years of their purchase.

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REGIONS BALANCED FUND

The fund's combination of high-quality stocks, investment-grade corporate bonds and U.S. government bonds produced a total return for the fund's Investment Shares of 17.49% for the reporting period, or 14.49% adjusted for the contingent deferred sales charge.* Contributing to the total return was a $1.53 rise in net asset value, dividends totaling $0.37 per share and capital gains totaling $0.41 per share. Trust Shares, a new share class began operation on May 20, 1998. For the period from May 20, 1998 to November 30, 1998, this share class produced a total return of 6.89% through dividends totaling $0.19 per share and a net asset value increase of $0.80.* Fund net assets reached $123 million at the end of the reporting period.

REGIONS VALUE FUND

In a highly volatile yet favorable stock market environment, the fund's Investment Shares delivered a total return of 11.00%, or 8.00% adjusted for the contingent deferred sales charge.* Contributing to the total return was a $1.09 increase in net asset value, dividends totaling $0.21 per share and capital gains totaling $0.42 per share. Trust Shares, a new share class began operation on May 20, 1998. For the period from May 20, 1998 to November 30, 1998, this share class produced a total return of 0.50%, the result of dividends totaling $0.11 per share and a slight net asset value decline of $0.03.* Fund net assets totaled $206 million at the end of the reporting period.

REGIONS GROWTH FUND

The fund's diversified portfolio of high-quality growth stocks delivered an extremely strong total return for Investment Shares of 33.81%, or 30.81% adjusted for the contingent deferred sales charge.* Contributing to this total return was a $3.19 rise in net asset value, dividends totaling $0.03 per share, and capital gains totaling $1.80 per share. Trust Shares, a new share class began operation on May 20, 1998. For the period from May 20, 1998 to November 30, 1998, this share class produced a total return of 12.85% through dividends totaling $0.02 per share and a net asset value increase of $2.27.* At the end of the reporting period, fund net assets reached $388 million.

Remember, adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding.+

Thank you for joining with other shareholders who are pursuing a wide range of financial goals through the Regions Funds. As we begin a new year, we renew our commitment to bring you the highest level of disciplined decision-making and personal service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
January 15, 1999

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. A contingent deferred sales charge is applicable to Investment Shares redeemed within three years of their purchase.

+ Systematic investing does not ensure a profit or protect against loss in declining markets.

LIMITED MATURITY GOVERNMENT FUND

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     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1998, the Limited Maturity Government Fund's Investment Shares produced a total return of 6.05%* based on net asset value compared to 6.33%** for the Lipper Short Government Funds Average and 7.32%** for the Merrill Lynch 1-3 Year Government/Corporate Index (the "Merrill Lynch Index"). Remember, market indices bear no transaction costs, no operating expenses and are not required to have cash on hand to meet redemptions. We compare our performance to this index because the fund will normally invest at least 65% of the value of its total assets in U.S. government securities, which should closely track the U.S. government allocation in the Merrill Lynch Index. The balance of the fund assets may be comprised of corporate bonds, mortgage-backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio maturity will normally fluctuate between 1.5-3.0 years.

          During the year, the fund performed in a positive manner due to stable economic growth coupled with an easing of monetary policy by the Federal Reserve Board in September, October, and November of 1998. Stable inflation as measured by the Consumer Price Index continued to enhance the fund's return for fiscal year 1998. World economic difficulties coupled with a desire of investors for the safety of U.S. Treasury securities also provided a positive influence on the fund's return.

          Our strategy for 1998 was to maintain the portfolio duration in line with the Merrill Lynch Index, increase the overall portfolio convexity, and maintain current yield in the face of a flat to declining yield curve. We believe that going forward, the threat of inflation will be minimal providing opportunities for the fund to perform well for its style.

      * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1998 was 3.05%. The total return for Trust Shares for the period from May 20, 1998 to November 30, 1998 was 3.59%.

     ** Lipper indices measure the performance of the 30 largest mutual funds in each prospective fund category. The Merrill Lynch 1-3 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

LIMITED MATURITY GOVERNMENT FUND--TRUST SHARES

--------------------------------------------------------------------------------

  GROWTH OF $25,000 INVESTED IN LIMITED MATURITY GOVERNMENT FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $25,000* in Limited Maturity Government Fund Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1998, compared to the Merrill Lynch 1-3 Year Government/Corporate Index.+

[Graphic representation "A1" omitted - see Appendix.]

              TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       Start of performance (5/20/98) (cumulative)..........   3.59%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Government/Corporate Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

 + The Merrill Lynch 1-3 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Merrill Lynch 1-3 Year Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

LIMITED MATURITY GOVERNMENT FUND--INVESTMENT SHARES

--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTED IN LIMITED MATURITY GOVERNMENT FUND--INVESTMENT

                                     SHARES

     The graph below illustrates the hypothetical investment of $10,000* in Limited Maturity Government Fund Investment Shares (the "Fund") from December 12, 1993 (start of performance) to November 30, 1998, compared to the Merrill

Lynch 1-3 Year Government/Corporate Index.+

[Graphic representation "A2" omitted - see Appendix.]

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       1 Year...............................................  3.05%**
       Start of Performance (12/12/93)......................  5.10%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Government/Corporate Index has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

 + The Merrill Lynch 1-3 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Merrill Lynch 1-3 Year Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

FIXED INCOME FUND

--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1998, the Fixed Income Fund's Investment Shares returned 7.60% based on asset value.* This compares to the performance of the Merrill Lynch 1-10 Year Government/Corporate Index of 8.89%.** Remember, market indices bear no transaction costs, no operating expenses and are not required to have cash on hand to meet redemptions. We compare our performance to this index because we typically use a high proportion of U.S. Treasury and agency securities in our portfolios with approximately 30%-40% in high quality corporate bonds. We define ourselves as intermediate fixed income managers, since we typically do not buy bonds with maturity in excess of 15 years, and maintain a weighted average life of less than 10 years for the portfolio.

          It is important to recognize that we utilize conservative accounting policies which call for the amortization of premiums. Historically, in a declining interest rate environment, many securities available to us for purchase have been priced above par value or at a premium. We have chosen to amortize this premium which reduces current yield for the fund. Investors who purchase a fund primarily based on current yield should examine the quality and maturity of the securities held and the accounting treatment for amortization of premium. The effect of not amortizing premium is to increase the current yield by, in effect, increasing current distributions to investors by returning a portion of their investment or principal.

          During the year, the fund experienced a fairly consistent increase in net asset value. The perceived and expected slowing in the economy served as a strong impetus for the decline in interest rates. As international crises made headline after headline, market participants expected the Federal Reserve Board (the "Fed") to revise course and proceed with an "easy" monetary policy. In fact, the Fed did lower the federal funds target rate 50 basis points late in the year. By this time bond yields had discounted these Fed actions. While rates fell across the board, credit quality concerns raised spreads between corporates and Treasuries thereby limiting performance of all but pure Treasury investments for the year. The fund's Investment Shares net asset value rose from $10.37 on November 30, 1997 to $10.61 on November 30, 1998.

          Our strategic plan for the fund was to extend maturities when positive on the bond markets. Throughout the year we have maintained duration at around 105% of the benchmark. While we expect the economy to slow in 1999, the performance of the fund will be influenced by the trend in interest rates.

      * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1998 was 4.60%. The total return for Trust Shares for the period from May 20, 1998 to November 30, 1998 was 4.87%.

     ** The Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 9.9 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments

        cannot be made in an index.

FIXED INCOME FUND--TRUST SHARES

--------------------------------------------------------------------------------

         GROWTH OF $25,000 INVESTED IN FIXED INCOME FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $25,000* in Fixed Income Fund Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1998, compared to the Merrill Lynch 1-10 Year Government/Corporate Index.+

[Graphic representation "A3" omitted - see Appendix.]

              TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       Start of Performance (5/20/98) (cumulative)..........   4.87%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-10 Year Government/Corporate Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

 + The Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 9.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Merrill Lynch 1-10 Year Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

FIXED INCOME FUND--INVESTMENT SHARES

--------------------------------------------------------------------------------

       GROWTH OF $10,000 INVESTED IN FIXED INCOME FUND--INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000* in Fixed Income Fund Investment Shares (the "Fund") from April 20, 1992 (start of performance) to November 30, 1998, compared to the Merrill Lynch 1-10 Year Government/Corporate Index.+

[Graphic representation "A4" omitted - see Appendix.]

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       5 Year...............................................   5.76%
       1 Year...............................................   4.60%**
       Start of Performance (4/20/92).......................   6.97%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-10 Year Government/Corporate Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

 + The Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 9.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Merrill Lynch 1-10 Year Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

BALANCED FUND

--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1998, the Balanced Fund's Investment Shares produced a total return of 17.49% based on net asset value.* This compares to 16.28% for the Standard & Poor's 500 Composite Stock Index (the 'S&P 500")/Merrill Lynch 1-10 Year Government/Corporate Index (the "Merrill Lynch Index") and 12.75% for the Lipper Balanced Fund Index, which is comprised of the returns of mutual funds with a balanced objective.**

          During the previous 12 month stocks again significantly outperformed bonds with the S&P 500 returning 23.66% while the Merrill Lynch Index returned 8.89%.*** Within the equity market the best performing sectors were Consumer Staples, Consumer Cyclicals, Technology and Utilities while the worst performing areas were Energy, Basic Industries, Capital Goods, and Transportation.

          For 1999, based upon growing corporate profits, moderate economic growth and low inflation, we expect stocks to outperform bonds. During the past few years, we have primarily focused on large capitalization growth stocks and high quality intermediate range bonds and will continue to do so in the near future.

       * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1998 was 14.49%. The total return for Trust Shares for the period from May 20, 1998 to November 30, 1998 was 6.89%.

      ** The S&P 500/Merrill Lynch 1-10 Year Government/Corporate Index combines the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a stock-oriented index. The indices' total returns will be assigned various weights depending upon the fund's current asset allocation. Investments cannot be made in an index. Lipper indices measure the performance of the 30 largest mutual funds in each prospective fund category.

     *** The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Merrill Lynch Index is an unmanaged index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. The index is produced by Merrill, Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

BALANCED FUND--TRUST SHARES

--------------------------------------------------------------------------------

           GROWTH OF $25,000 INVESTED IN BALANCED FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $25,000* in Balanced Fund Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1998, compared to the S&P 500/Lehman Brothers
Government/Corporate Index.+

[Graphic representation "A5" omitted - see Appendix.]

              TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       Start of Performance (5/20/98) (cumulative)..........   6.89%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ Lehman Brothers Government/Corporate Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

 + The S&P 500/Lehman Brothers Government/Corporate Index is a weighted index that combines components of the S&P 500 and the Lehman Brothers Government/Corporate Index. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% Lehman Brothers Government/ Corporate Index throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 1998, as indicated in the Fund's financial statements, was 48.6% in equities, 45.4% in debt instruments and the remainder in short-term liquid investments. The S&P 500/Lehman Brothers Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

BALANCED FUND--INVESTMENT SHARES

--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN BALANCED FUND--INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000* in Balanced Fund Investment Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 1998, compared to the S&P 500/Lehman Brothers Government/Corporate Index.+

[Graphic representation "A6" omitted - see Appendix.]

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       1 Year...............................................  14.49%**
       Start of Performance (12/19/94)......................  17.14%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ Lehman Brothers Government/Corporate Index has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

 + The S&P 500/Lehman Brothers Government/Corporate Index is a weighted index that combines components of the S&P 500 and the Lehman Brothers Government/Corporate Index. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% Lehman Brothers Government/ Corporate Index throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 1998, as indicated in the Fund's financial statements, was 48.6% in equities, 45.4% in debt instruments and the remainder in short-term liquid investments. The S&P 500/Lehman Brothers Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

VALUE FUND

--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          The Regions Value Fund's Investment Shares had a total return of 11.00% for the twelve months ended November 30, 1998.* The S&P 500/Barra Value Index (the "Value Index") had a return of 13.25% for the same period.** This index represents the lower half of a price-to-book ranking of the Standard & Poor's 500 Composite Index (the "S&P 500").** The members of the S&P 500 are ranked from highest to lowest by price-to-book ratio. The top one-half of this ranking (by market capitalization) becomes the S&P 500/Barra Growth Index and the lower one-half becomes the Value Index. The Value Index currently contains approximately 380 stocks.

          The fund's holdings benefited from a strong stock market during this period. The S&P 500 returned 23.66%, including reinvested dividends, during this period.** Corporate earnings growth has slowed this year. The stock market has set several record highs, but the market has become increasingly volatile. Financial stocks continue to do well, and the fund has benefited from its holdings of bank and insurance stocks. The fund has several holdings in the oil and natural gas industries, and these have not done as well because of falling energy prices.

          We plan to remain fully invested in the stock market. Although stocks have had four excellent years in a row, we are more cautious about the year ahead. We foresee steady interest rates and corporate earnings growth of 0% to 5%. These factors, combined with a continued inflow of cash from mutual funds, should hold the stock market steady, although we expect volatility to be higher over the next year than over the past year. We hope to hold the fund's dividend at a higher-than-average level by holding stocks which pay dividends that are above the market's level.

      * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1998 was 8.00%. The total return for Trust Shares for the period from May 20, 1998 to November 30, 1998 was 0.50%.

     ** The Value Index is an unmanaged sub-index of the S&P 500 representing
        50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

        Investments cannot be made in an index.

VALUE FUND--TRUST SHARES

--------------------------------------------------------------------------------

             GROWTH OF $25,000 INVESTED IN VALUE FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $25,000* in Value Fund Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1998, compared to the S&P 500/Barra Value Index.+

[Graphic representation "A7" omitted - see Appendix.]

              TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       Start of Performance (5/20/98) (cumulative)..........   0.50%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ Barra Value Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

+ The S&P 500/Barra Value Index is an unmanaged sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The S&P 500/Barra Value Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

VALUE FUND--INVESTMENT SHARES

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN VALUE FUND--INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000* in Value Fund Investment Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 1998, compared to the S&P 500/Barra Value Index.+

[Graphic representation "A8" omitted - see Appendix.]

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       1 Year...............................................   8.00%*
       Start of Performance (12/19/94)......................  20.38%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Barra Value Index has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

 + The S&P 500/Barra Value Index is an unmanaged sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The S&P 500/Barra Value Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

GROWTH FUND

--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1998 the fund's Investment Shares returned 33.81%* based on net asset value, which slightly exceeded the return of the S&P 500/Barra Growth Index** of 33.74% and exceeded the Standard & Poor's 500 Composite Stock Index (the "S&P 500") return of 23.66%.** The Lipper Growth Fund Index, which is comprised of the returns of mutual funds with growth as their objective, returned 17.95%.**

          The stock market as a whole was heavily influenced by two forces which had opposite effects and led to periods of high volatility: the negative impact of the Asian Crisis on U.S. corporate profits, and the positive impact of the Federal Reserve Board lowering key interest rate benchmarks. Some sectors of the stock market responded to this volatility quite well while others did not. Technology, Consumer Staples, Consumer Cyclicals and Utilities were outperformers while Capital Goods, Energy, Transportation and Basic Industries performed poorly as a whole. The fund was well positioned during the year with overweights in Technology and Consumer Staples and underweights in Energy, Basic Industries and Transportation.

          Looking ahead to 1999 we expect inflation to remain low and the economy to grow at a moderate rate. We believe this will lead to a rewarding year for equity investors, but we do not expect the market to produce returns comparable to the last few years.

      * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for Investment Shares taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1998 was 30.81%. The total return for Trust Shares for the period from May 20, 1998 to November 30, 1998 was 12.85%.

     ** The S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index. Lipper indices measure the performance of the 30 largest mutual funds in each prospective fund category.

GROWTH FUND--TRUST SHARES

--------------------------------------------------------------------------------

            GROWTH OF $25,000 INVESTED IN GROWTH FUND--TRUST SHARES

     The graph below illustrates the hypothetical investment of $25,000* in Growth Fund Trust Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 1998, compared to the Standard & Poor's 500 Composite Stock Index (S&P 500)+.

[Graphic representation "A9" omitted - see Appendix.]

              TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       Start of Performance (5/20/98) (cumulative)..........  12.85%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

+ The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

GROWTH FUND--INVESTMENT SHARES

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN GROWTH FUND--INVESTMENT SHARES

     The graph below illustrates the hypothetical investment of $10,000* in Growth Fund Investment Shares (the "Fund") from April 20, 1992 (start of performance) to November 30, 1998, compared to the Standard & Poor's 500 Composite Stock Index (S&P 500).+.

[Graphic representation "A10" omitted - see Appendix.]


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1998


       5 Year...............................................  21.17%
       1 Year...............................................  30.81%**
       Start of Performance (4/20/92).......................  17.35%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

 + The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made in an index.

REGIONS TREASURY MONEY MARKET FUND
(FORMERLY, FIRST PRIORITY TREASURY MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT

 OR SHARES                                                                           VALUE

------------        ------------------------------------------------------------  ------------
UNITED STATES TREASURY OBLIGATIONS--95.1%

--------------------------------------------------------------------------------
                    U.S. TREASURY BILLS

                    ------------------------------------------------------------
$588,000,000        12/3/1998-4/15/1999 (AT AMORTIZED COST)                       $584,378,231
                    ------------------------------------------------------------  ------------
MUTUAL FUND SHARES--5.1%

--------------------------------------------------------------------------------
  29,532,642        Federated U.S. Treasury Cash Reserves Fund                      29,532,642
                    ------------------------------------------------------------
   1,871,936        Goldman Sachs Fund Square Trust                                  1,871,936
                    ------------------------------------------------------------  ------------
                    TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                         31,404,578
                    ------------------------------------------------------------  ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(A)            $615,782,809
                    ------------------------------------------------------------  ------------

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($614,264,976) at November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

REGIONS LIMITED MATURITY GOVERNMENT FUND
(FORMERLY, FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND)

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------
CORPORATE BONDS--25.6%

------------------------------------------------------------------------------
                  COMMERCIAL SERVICES--5.7%

                  ------------------------------------------------------------
$2,000,000        Donnelley (R.R.) & Sons Co., 6.340%, 6/21/2000                $ 2,033,580
                  ------------------------------------------------------------
 3,000,000        Dow Jones & Co., 5.750%, 12/1/2000                              3,036,480
                  ------------------------------------------------------------  -----------
                  Total                                                           5,070,060

                  ------------------------------------------------------------  -----------
                  CONSUMER NON-DURABLES--2.9%

                  ------------------------------------------------------------
 2,000,000        PepsiCo, Inc., 5.875%, 6/1/2000                                 2,019,180
                  ------------------------------------------------------------
   500,000        PepsiCo, Inc., 6.800%, 5/15/2000                                  511,020
                  ------------------------------------------------------------  -----------
                  Total                                                           2,530,200

                  ------------------------------------------------------------  -----------
                  CONSUMER SERVICES--6.7%

                  ------------------------------------------------------------
 2,000,000        Carnival Corp., 5.650%, 10/15/2000                              1,998,080
                  ------------------------------------------------------------
 2,000,000        Disney (Walt) Co., 5.600%, 4/17/2000                            2,013,000
                  ------------------------------------------------------------
 2,000,000        Tribune Co., 5.300%, 4/17/2000                                  1,994,860
                  ------------------------------------------------------------  -----------
                  Total                                                           6,005,940

                  ------------------------------------------------------------  -----------
                  FINANCE--AUTOMOTIVE--2.3%

                  ------------------------------------------------------------
 2,000,000        Ford Motor Credit Corp., 6.375%, 10/6/2000                      2,040,540
                  ------------------------------------------------------------  -----------
                  FINANCE--COMMERCIAL--2.9%

                  ------------------------------------------------------------
   500,000        American Express Credit Corp., 6.750%, 6/1/2001                   513,165
                  ------------------------------------------------------------
 2,000,000        General Electric Capital Corp., 5.625%, 4/10/2000               2,014,180
                  ------------------------------------------------------------  -----------
                  Total                                                           2,527,345

                  ------------------------------------------------------------  -----------
                  PRODUCER MANUFACTURING--2.2%

                  ------------------------------------------------------------
 2,000,000        Cooper Industries, Inc., 5.620%, 2/15/2001                      1,993,640
                  ------------------------------------------------------------  -----------
                  RETAIL TRADE--0.6%

                  ------------------------------------------------------------
   500,000        Penney (J.C.) Co., Inc., 6.375%, 9/15/2000                        508,970
                  ------------------------------------------------------------  -----------
                  UTILITIES--2.3%

                  ------------------------------------------------------------
 2,000,000        Southern California Edison Co., 5.875%, 1/15/2001               2,018,080
                  ------------------------------------------------------------  -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $22,446,511)            22,694,775
                  ------------------------------------------------------------  -----------
U. S. GOVERNMENT AGENCIES--47.7%

------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK--33.6%

                  ------------------------------------------------------------
 2,000,000        4.630%, 10/9/2001                                               1,984,840
                  ------------------------------------------------------------
 2,000,000        4.775%, 10/15/2003                                              1,970,940
                  ------------------------------------------------------------
 4,000,000        4.910%, 11/19/2001                                              4,003,600
                  ------------------------------------------------------------
 3,300,000        5.005%, 12/4/2001                                               3,298,449
                  ------------------------------------------------------------

REGIONS LIMITED MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------
U. S. GOVERNMENT AGENCIES--CONTINUED

------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK--CONTINUED

                  ------------------------------------------------------------
$3,325,000        5.345%, 2/16/2001                                             $ 3,354,593
                  ------------------------------------------------------------
 2,000,000        5.575%, 8/28/2001                                               2,033,300
                  ------------------------------------------------------------
 2,000,000        5.580%, 4/9/2001                                                2,029,220
                  ------------------------------------------------------------
 3,000,000        5.590%, 3/27/2000                                               3,025,590
                  ------------------------------------------------------------
 2,000,000        5.610%, 3/1/2001                                                2,029,260
                  ------------------------------------------------------------
 2,000,000        5.620%, 1/12/2001                                               2,028,060
                  ------------------------------------------------------------
 2,000,000        5.625%, 6/2/2000                                                2,021,000
                  ------------------------------------------------------------
 1,000,000        5.950%, 10/6/2000                                               1,018,820
                  ------------------------------------------------------------
 1,000,000        6.100%, 10/9/2002                                               1,036,920
                  ------------------------------------------------------------  -----------
                  Total                                                          29,834,592

                  ------------------------------------------------------------  -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--1.1%

                  ------------------------------------------------------------
 1,000,000        5.960%, 10/20/2000                                              1,019,390
                  ------------------------------------------------------------  -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.0%

                  ------------------------------------------------------------
 2,000,000        5.360%, 2/16/2001                                               2,019,260
                  ------------------------------------------------------------
 4,000,000        5.600%, 1/12/2000                                               4,029,440
                  ------------------------------------------------------------
 1,000,000        5.600%, 2/2/2001                                                1,014,360
                  ------------------------------------------------------------
 4,000,000        5.860%, 11/7/2000                                               4,072,160
                  ------------------------------------------------------------
   500,000        Discount Note, 4/8/2003                                           403,865
                  ------------------------------------------------------------  -----------
                  Total                                                          11,539,085

                  ------------------------------------------------------------  -----------
                  TOTAL U. S. GOVERNMENT AGENCIES (IDENTIFIED COST

                  $41,989,800)                                                   42,393,067
                  ------------------------------------------------------------  -----------
U.S. TREASURY NOTES--23.3%

------------------------------------------------------------------------------
 1,000,000        5.000%, 2/15/1999                                               1,000,800
                  ------------------------------------------------------------
 1,500,000        5.250%, 1/31/2001                                               1,520,235
                  ------------------------------------------------------------
 2,000,000        5.375%, 1/31/2000                                               2,016,520
                  ------------------------------------------------------------
 4,000,000        5.375%, 6/30/2000                                               4,045,640
                  ------------------------------------------------------------
   500,000        5.500%, 12/31/2000                                                508,825
                  ------------------------------------------------------------
 3,750,000        5.500%, 4/15/2000                                               3,793,350
                  ------------------------------------------------------------
   200,000        5.625%, 10/31/1999                                                201,722
                  ------------------------------------------------------------
 2,000,000        5.625%, 11/30/1999                                              2,019,220
                  ------------------------------------------------------------
   500,000        5.625%, 11/30/2000                                                509,685
                  ------------------------------------------------------------
 1,500,000        5.625%, 2/28/2001                                               1,533,000
                  ------------------------------------------------------------
   500,000        5.750%, 10/31/2000                                                510,400
                  ------------------------------------------------------------
 1,000,000        5.875%, 6/30/2000                                               1,019,040
                  ------------------------------------------------------------
   500,000        6.750%, 4/30/2000                                                 514,295
                  ------------------------------------------------------------

REGIONS LIMITED MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------
U.S. TREASURY NOTES--CONTINUED

------------------------------------------------------------------------------
$1,000,000        6.875%, 3/31/2000                                             $ 1,028,580
                  ------------------------------------------------------------
   500,000        IO STRIP, 5/15/2001                                               447,020
                  ------------------------------------------------------------  -----------
                  TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $20,346,872)        20,668,332

                  ------------------------------------------------------------  -----------
(a)REPURCHASE AGREEMENT--6.5%

------------------------------------------------------------------------------
 5,821,077        Wachovia Bank of NC, NA, Winston-Salem, 5.050%, dated
                  11/30/1998, due 12/1/1998 (AT AMORTIZED COST)                   5,821,077
                  ------------------------------------------------------------  -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $90,604,260)(B)            $91,577,251

                  ------------------------------------------------------------  -----------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $90,604,260. The net unrealized appreciation of investments on a federal tax basis amounts to $972,991 which is comprised of $1,019,412 appreciation and $46,421 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($89,083,862) at November 30, 1998.

The following acronym(s) are used throughout this portfolio:


IO     -- Interest Only

       -- Separate Trading of Registered Interest & Principal of
STRIP  Securities


(See Notes which are an integral part of the Financial Statements)

REGIONS FIXED INCOME FUND
(FORMERLY, FIRST PRIORITY FIXED INCOME FUND)

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
CORPORATE BONDS--23.7%

-------------------------------------------------------------------------------
                   CONSUMER DURABLES--0.5%

                   ------------------------------------------------------------
                   MOTOR VEHICLES

                   ------------------------------------------------------------
$   880,000        Ford Motor Co., Note, 8.875%, 4/1/2006                        $  1,054,874
                   ------------------------------------------------------------  ------------
                   CONSUMER SERVICES--0.8%

                   ------------------------------------------------------------
                   NEWSPAPERS

                   ------------------------------------------------------------
  1,650,000        Dow Jones & Co., Note, 5.75%, 12/1/2000                          1,670,064
                   ------------------------------------------------------------  ------------
                   CONSUMER NON-DURABLES--4.0%

                   ------------------------------------------------------------
                   PACKAGED FOODS

                   ------------------------------------------------------------
  2,500,000        Campbell Soup Co., Bond, 6.15%, 12/1/2002                        2,606,300
                   ------------------------------------------------------------
  5,000,000        Sara Lee Corp., Note, 5.95%, 1/20/2005                           5,186,050
                   ------------------------------------------------------------  ------------
                   Total                                                            7,792,350

                   ------------------------------------------------------------  ------------
                   SOFT DRINKS

                   ------------------------------------------------------------
  1,000,000        PepsiCo, Inc., Note, 5.875%, 6/1/2000                            1,009,590
                   ------------------------------------------------------------  ------------
                   Total Consumer Non-Durables                                      8,801,940

                   ------------------------------------------------------------  ------------
                   FINANCE--11.3%

                   ------------------------------------------------------------
                   FINANCE--AUTOMOTIVE

                   ------------------------------------------------------------
  5,000,000        General Motors Acceptance Corp., Sr. Unsub., 5.875%,

                   1/22/2003                                                        5,092,850

                   ------------------------------------------------------------  ------------
                   FINANCE COMPANIES

                   ------------------------------------------------------------
  1,000,000        Associates Corp. of North America, Sr. Note, 5.75%,

                   10/15/2003                                                       1,005,450

                   ------------------------------------------------------------
  2,000,000        Commercial Credit Co., Note, 5.90%, 9/1/2003                     2,034,100
                   ------------------------------------------------------------
  5,000,000        National Rural Utilities Cooperative Finance Corp., Note,
                   6.046%, 4/15/2003                                                5,139,150

                   ------------------------------------------------------------
  5,000,000        Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003           5,073,990
                   ------------------------------------------------------------  ------------
                   Total                                                           13,252,690

                   ------------------------------------------------------------  ------------
                   INVESTMENT BANKERS/BROKERS/SERVICES

                   ------------------------------------------------------------
  5,000,000        Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003                5,076,100
                   ------------------------------------------------------------  ------------
                   MAJOR BANKS

                   ------------------------------------------------------------
  1,000,000        SouthTrust Bank of Alabama, Birmingham, Sub. Note, 7.00%,
                   11/15/2008                                                       1,092,850
                   ------------------------------------------------------------  ------------
                   Total Finance                                                   24,514,490

                   ------------------------------------------------------------  ------------

REGIONS FIXED INCOME FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
CORPORATE BONDS--CONTINUED

-------------------------------------------------------------------------------
                   NON-ENERGY MINERALS--1.8%

                   ------------------------------------------------------------
                   ALUMINUM

                   ------------------------------------------------------------
$ 4,000,000        Aluminum Co. of America, Note, 5.75%, 2/1/2001                $  4,034,480
                   ------------------------------------------------------------  ------------
                   PROCESS INDUSTRIES--1.8%

                   ------------------------------------------------------------
  2,750,000        Air Products & Chemicals, Inc., Note, 6.25%, 6/15/2003           2,817,485
                   ------------------------------------------------------------
  1,000,000        Cargill, Inc., Note, 6.15%, 2/25/2008                            1,030,630
                   ------------------------------------------------------------  ------------
                   Total Process Industries                                         3,848,115

                   ------------------------------------------------------------  ------------
                   UTILITIES--3.5%

                   ------------------------------------------------------------
                   MAJOR U.S. TELECOMMUNICATIONS

                   ------------------------------------------------------------
  2,000,000        Bell Atlantic Corp., Unsecd. Note, 5.875%, 9/1/2003              2,061,440
                   ------------------------------------------------------------
  2,400,000        BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002       2,470,872
                   ------------------------------------------------------------
  3,000,000        Southern California Edison Co., Sr. Note, 5.875%, 1/15/2001      3,027,120
                   ------------------------------------------------------------  ------------
                   Total Utilities                                                  7,559,432

                   ------------------------------------------------------------  ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $51,140,185)             51,483,395
                   ------------------------------------------------------------  ------------
CORPORATE NOTES--8.9%

-------------------------------------------------------------------------------
                   CONSUMER SERVICES--1.8%

                   ------------------------------------------------------------
                   HOTELS/RESORTS

                   ------------------------------------------------------------
  4,000,000        Carnival Corp., Note, 5.65%, 10/15/2000                          3,996,160
                   ------------------------------------------------------------  ------------
                   FINANCE--6.6%

                   ------------------------------------------------------------
                   FINANCE COMPANIES

                   ------------------------------------------------------------
  2,000,000        American General Finance Corp., Note, 6.05%, 4/9/2003            2,021,040
                   ------------------------------------------------------------
  2,000,000        Associates Corp. of North America, Sr. Note, 6.50%,

                   7/15/2002                                                        2,070,340

                   ------------------------------------------------------------
  1,000,000        Associates Corp. of North America, Sr. Note, 6.875%,

                   8/1/2003                                                         1,054,400

                   ------------------------------------------------------------
  5,000,000        Ford Motor Credit Corp., Sr. Note, 6.00%, 1/14/2003              5,133,900
                   ------------------------------------------------------------
  2,000,000        Morgan Stanley, Dean Witter & Co., Note, 6.25%, 3/15/2000        2,018,140
                   ------------------------------------------------------------
  2,000,000        Paccar Financial Corp., Note, 6.02%, 3/15/2000                   2,018,760
                   ------------------------------------------------------------  ------------
                   Total Finance                                                   14,316,580

                   ------------------------------------------------------------  ------------
                   HEALTH TECHNOLOGY--0.5%

                   ------------------------------------------------------------
                   MAJOR PHARMACEUTICALS--0.5%

                   ------------------------------------------------------------
  1,000,000        Warner-Lambert Co., Note, 5.75%, 1/15/2003                       1,023,210
                   ------------------------------------------------------------  ------------
                   TOTAL CORPORATE NOTES (IDENTIFIED COST $18,970,062)             19,335,950
                   ------------------------------------------------------------  ------------

REGIONS FIXED INCOME FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCIES--50.4%

-------------------------------------------------------------------------------
                   AGENCY SECURITIES

                   ------------------------------------------------------------
$ 2,313,000        Tennessee Valley Authority, 10/15/2003                        $  1,821,256
                   ------------------------------------------------------------  ------------
                   FEDERAL FARM CREDIT BANK

                   ------------------------------------------------------------
  1,000,000        5.92%, 12/18/2002                                                1,032,460
                   ------------------------------------------------------------
  1,000,000        5.75%, 9/1/2005                                                  1,031,690
                   ------------------------------------------------------------
  1,000,000        5.90%, 1/10/2005                                                 1,036,950
                   ------------------------------------------------------------
  3,200,000        5.10%, 11/9/2005                                                 3,184,032
                   ------------------------------------------------------------  ------------
                   Total                                                            6,285,132

                   ------------------------------------------------------------  ------------
                   FEDERAL HOME LOAN BANK

                   ------------------------------------------------------------
  5,850,000        4.39%, 11/5/2003                                                 5,730,894
                   ------------------------------------------------------------
  3,000,000        5.125%, 9/15/2003                                                3,008,670
                   ------------------------------------------------------------
  2,000,000        5.345%, 2/16/2001                                                2,017,800
                   ------------------------------------------------------------
  1,000,000        5.625%, 6/2/2000                                                 1,010,500
                   ------------------------------------------------------------
  4,000,000        5.69%, 6/19/2003                                                 4,097,240
                   ------------------------------------------------------------
  4,000,000        5.70%, 3/25/2003                                                 4,094,200
                   ------------------------------------------------------------
  4,000,000        4.775%, 10/15/2003                                               3,941,880
                   ------------------------------------------------------------
  1,500,000        4.91%, 11/19/2001                                                1,501,350
                   ------------------------------------------------------------
  1,000,000        5.005%, 10/1/2003                                                  996,560
                   ------------------------------------------------------------
  7,300,000        5.005%, 12/4/2001                                                7,296,569
                   ------------------------------------------------------------
  2,000,000        5.135%, 9/23/2003                                                2,004,120
                   ------------------------------------------------------------
  1,000,000        5.19%, 9/23/2003                                                 1,004,380
                   ------------------------------------------------------------
  5,200,000        5.375%, 2/13/2001                                                5,249,348
                   ------------------------------------------------------------
  3,000,000        5.62%, 1/12/2001                                                 3,042,090
                   ------------------------------------------------------------
  2,000,000        5.717%, 8/25/2003                                                2,052,460
                   ------------------------------------------------------------
  1,000,000        5.72%, 3/6/2003                                                  1,024,040
                   ------------------------------------------------------------
  4,925,000        5.76%, 4/9/2003                                                  5,053,346
                   ------------------------------------------------------------
  1,000,000        5.86%, 12/30/2002                                                1,030,120
                   ------------------------------------------------------------
  3,000,000        6.14%, 12/10/2004                                                3,149,364
                   ------------------------------------------------------------
  3,000,000        Series F5-2001, 5.52%, 1/22/2001                                 3,036,540
                   ------------------------------------------------------------
  2,000,000        Series KY-2003, 5.37%, 1/16/2003                                 2,021,000
                   ------------------------------------------------------------  ------------
                   Total                                                           62,362,471

                   ------------------------------------------------------------  ------------

REGIONS FIXED INCOME FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCIES--CONTINUED

-------------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION

                   ------------------------------------------------------------
$ 2,000,000        6.625%, 11/28/2005                                            $  2,046,600
                   ------------------------------------------------------------
  2,000,000        7.53%, 8/7/2006                                                  2,095,380
                   ------------------------------------------------------------
    314,132        Series 1414, Class F, 6.85%, 11/15/2007                            324,712
                   ------------------------------------------------------------
  1,045,729        Series 1475, Class O, 7.00%, 2/15/2008                           1,078,137
                   ------------------------------------------------------------  ------------
                   Total                                                            5,544,829

                   ------------------------------------------------------------  ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION

                   ------------------------------------------------------------
  2,500,000        Discount Note, 10/8/2004                                         1,882,775
                   ------------------------------------------------------------
  3,500,000        Discount Note, 4/8/2003                                          2,827,055
                   ------------------------------------------------------------
 10,000,000        7.55%, 3/27/2007                                                10,283,800
                   ------------------------------------------------------------
  1,000,000        5.36%, 2/16/2001                                                 1,009,630
                   ------------------------------------------------------------
  1,100,000        6.31%, 11/1/2004                                                 1,159,928
                   ------------------------------------------------------------
  5,000,000        7.09%, 3/13/2007                                                 5,224,150
                   ------------------------------------------------------------
  2,000,000        7.27%, 2/14/2007                                                 2,044,600
                   ------------------------------------------------------------
  3,716,165        Series G93-32, Class J, 6.75%, 5/25/2009                         3,815,287
                   ------------------------------------------------------------
  3,000,000        Series MTN, 7.11%, 3/20/2006                                     3,099,300
                   ------------------------------------------------------------
  2,000,000        Unsecd. Note, Series MTN, 7.07%, 10/24/2006                      2,077,200
                   ------------------------------------------------------------  ------------
                   Total                                                           33,423,725

                   ------------------------------------------------------------  ------------
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $106,175,264)       109,437,413

                   ------------------------------------------------------------  ------------
U.S. TREASURY OBLIGATIONS--13.4%

-------------------------------------------------------------------------------
                   U.S. TREASURY BONDS

                   ------------------------------------------------------------
  7,000,000        7.50%, 5/15/2002                                                 7,632,660
                   ------------------------------------------------------------
 12,250,000        IO, 02/15/2006                                                   8,670,060
                   ------------------------------------------------------------  ------------
                   Total                                                           16,302,720

                   ------------------------------------------------------------  ------------
                   U.S. TREASURY NOTES

                   ------------------------------------------------------------
  2,000,000        4.25%, 11/15/2003                                                1,978,120
                   ------------------------------------------------------------
  3,300,000        5.50%, 1/31/2003                                                 3,404,742
                   ------------------------------------------------------------
  1,000,000        5.625%, 10/31/1999                                               1,008,610
                   ------------------------------------------------------------
  6,000,000        7.50%, 11/15/2001                                                6,473,280
                   ------------------------------------------------------------  ------------
                   Total                                                           12,864,752

                   ------------------------------------------------------------  ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST

                   $27,057,366)                                                    29,167,472
                   ------------------------------------------------------------  ------------

REGIONS FIXED INCOME FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
(a)REPURCHASE AGREEMENT--6.1%

-------------------------------------------------------------------------------
$13,253,775        Wachovia Bank of NC, NA, Winston-Salem, 5.05%, dated

                   11/30/1998, due 12/1/1998 (AT AMORTIZED COST)                 $ 13,253,775
                   ------------------------------------------------------------  ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $216,596,652)(B)           $222,678,005

                   ------------------------------------------------------------  ------------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $216,596,652. The net unrealized appreciation of investments on a federal tax basis amounts to $6,081,353 which is comprised of $6,266,063 appreciation and $184,710 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($217,343,167) at November 30, 1998.

The following acronym(s) are used throughout this portfolio:


IO   -- Interest Only
MTN  -- Medium Term Note


(See Notes which are an integral part of the Financial Statements)

REGIONS BALANCED FUND
(FORMERLY, FIRST PRIORITY BALANCED FUND)

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--48.6%

------------------------------------------------------------------------------
                  CONSUMER DURABLES--2.4%

                  ------------------------------------------------------------
                  HOME FURNISHINGS

                  ------------------------------------------------------------
     2,500        Newell Co.                                                    $    110,625
                  ------------------------------------------------------------  ------------
                  PHOTOGRAPHIC PRODUCTS

                  ------------------------------------------------------------
     4,000        Eastman Kodak Co.                                                  290,250
                  ------------------------------------------------------------  ------------
                  SOFT DRINKS

                  ------------------------------------------------------------
    16,000        Coca-Cola Co.                                                    1,121,000
                  ------------------------------------------------------------
    32,000        PepsiCo, Inc.                                                    1,238,000
                  ------------------------------------------------------------  ------------
                  Total                                                            2,359,000

                  ------------------------------------------------------------  ------------
                  SHOE MANUFACTURING

                  ------------------------------------------------------------
     6,000        Nike, Inc., Class B                                                240,000
                  ------------------------------------------------------------  ------------
                  Total Consumer Durables                                          2,999,875

                  ------------------------------------------------------------  ------------
                  CONSUMER NON-DURABLES--5.0%

                  ------------------------------------------------------------
                  PACKAGE GOODS/COSMETICS

                  ------------------------------------------------------------
    10,000        Avon Products, Inc.                                                406,250
                  ------------------------------------------------------------
    11,000        Colgate-Palmolive Co.                                              941,875
                  ------------------------------------------------------------
    16,000        Dial Corp.                                                         420,000
                  ------------------------------------------------------------
     9,000        Gillette Co.                                                       413,438
                  ------------------------------------------------------------
    16,000        Kimberly-Clark Corp.                                               842,000
                  ------------------------------------------------------------
    10,000        Procter & Gamble Co.                                               876,250
                  ------------------------------------------------------------  ------------
                  Total                                                            3,899,813

                  ------------------------------------------------------------  ------------
                  PACKAGED FOODS

                  ------------------------------------------------------------
     8,500        General Mills, Inc.                                                641,750
                  ------------------------------------------------------------
    12,000        Sara Lee Corp.                                                     700,500
                  ------------------------------------------------------------  ------------
                  Total                                                            1,342,250

                  ------------------------------------------------------------  ------------
                  TOBACCO

                  ------------------------------------------------------------
    16,000        Philip Morris Cos., Inc.                                           895,000
                  ------------------------------------------------------------  ------------
                  Total Consumer Non-Durables                                      6,137,063

                  ------------------------------------------------------------  ------------
                  CONSUMER SERVICES--1.9%

                  ------------------------------------------------------------
                  FOOD DISTRIBUTORS

                  ------------------------------------------------------------
    24,000        Sysco Corp.                                                        646,500
                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  CONSUMER SERVICES--CONTINUED

                  ------------------------------------------------------------
                  MEDIA CONGLOMERATES

                  ------------------------------------------------------------
    24,000        Disney (Walt) Co.                                             $    772,500
                  ------------------------------------------------------------  ------------
                  RESTAURANTS

                  ------------------------------------------------------------
     6,500        Cracker Barrel Old Country Store                                   151,125
                  ------------------------------------------------------------
    11,000        McDonald's Corp.                                                   770,688
                  ------------------------------------------------------------  ------------
                  Total                                                              921,813

                  ------------------------------------------------------------  ------------
                  Total Consumer Services                                          2,340,813

                  ------------------------------------------------------------  ------------
                  ENERGY MINERALS--3.2%

                  ------------------------------------------------------------
                  INTEGRATED OIL COMPANIES

                  ------------------------------------------------------------
    10,000        Amoco Corp.                                                        589,375
                  ------------------------------------------------------------
     7,000        Chevron Corp.                                                      585,375
                  ------------------------------------------------------------
    19,200        Exxon Corp.                                                      1,441,200
                  ------------------------------------------------------------
     6,000        Mobil Corp.                                                        517,125
                  ------------------------------------------------------------
    13,800        Texaco, Inc.                                                       794,363
                  ------------------------------------------------------------  ------------
                  Total Energy Minerals                                            3,927,438

                  ------------------------------------------------------------  ------------
                  ELECTRONIC TECHNOLOGY--7.3%

                  ------------------------------------------------------------
                  AEROSPACE

                  ------------------------------------------------------------
    10,400        Boeing Co.                                                         422,500
                  ------------------------------------------------------------
     2,500        Lockheed Martin Corp.                                              259,375
                  ------------------------------------------------------------  ------------
                  Total                                                              681,875

                  ------------------------------------------------------------  ------------
                  COMPUTER COMMUNICATIONS

                  ------------------------------------------------------------
    14,625   (a)  Cisco Systems, Inc.                                              1,102,359
                  ------------------------------------------------------------  ------------
                  ELECTRONIC DATA PROCESSING

                  ------------------------------------------------------------
    16,000        Compaq Computer Corp.                                              520,000
                  ------------------------------------------------------------
     6,000   (a)  Gateway 2000, Inc.                                                 336,750
                  ------------------------------------------------------------
     7,400        International Business Machines Corp.                            1,221,000
                  ------------------------------------------------------------
     6,000   (a)  Sun Microsystems, Inc.                                             444,375
                  ------------------------------------------------------------  ------------
                  Total                                                            2,522,125

                  ------------------------------------------------------------  ------------
                  SEMICONDUCTORS

                  ------------------------------------------------------------
    14,500        Intel Corp.                                                      1,560,563
                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  ELECTRONIC TECHNOLOGY--CONTINUED

                  ------------------------------------------------------------
                  TELECOMMUNICATIONS EQUIPMENT

                  ------------------------------------------------------------
    23,000        Lucent Technologies, Inc.                                     $  1,979,438
                  ------------------------------------------------------------
     7,500        Motorola, Inc.                                                     465,000
                  ------------------------------------------------------------
    10,000   (a)  Tellabs, Inc.                                                      540,625
                  ------------------------------------------------------------  ------------
                  Total                                                            2,985,063

                  ------------------------------------------------------------  ------------
                  Total Electronic Technology                                      8,851,985

                  ------------------------------------------------------------  ------------
                  FINANCE--7.9%

                  ------------------------------------------------------------
                  ACCIDENT & HEALTH INSURANCE

                  ------------------------------------------------------------
    22,000        Torchmark Corp.                                                    836,000
                  ------------------------------------------------------------  ------------
                  DIVERSIFIED FINANCIAL SERVICES

                  ------------------------------------------------------------
    11,000        American Express Co.                                             1,100,688
                  ------------------------------------------------------------
    13,000        Citigroup, Inc.                                                    652,438
                  ------------------------------------------------------------  ------------
                  Total                                                            1,753,126

                  ------------------------------------------------------------  ------------
                  FINANCE COMPANIES

                  ------------------------------------------------------------
    17,000        Federal National Mortgage Association                            1,236,750
                  ------------------------------------------------------------
     6,000        Household International, Inc.                                      234,750
                  ------------------------------------------------------------
     5,500        S&P Depositary Receipts Trust, ADR                                 639,719
                  ------------------------------------------------------------  ------------
                  Total                                                            2,111,219

                  ------------------------------------------------------------  ------------
                  LIFE INSURANCE

                  ------------------------------------------------------------
     8,500        American General Corp.                                             598,719
                  ------------------------------------------------------------
     2,200        Jefferson-Pilot Corp.                                              150,150
                  ------------------------------------------------------------  ------------
                  Total                                                              748,869

                  ------------------------------------------------------------  ------------
                  MAJOR BANKS

                  ------------------------------------------------------------
    11,000        BankAmerica Corp.                                                  717,063
                  ------------------------------------------------------------
     8,500        First Union Corp.                                                  516,375
                  ------------------------------------------------------------
    27,000        Wells Fargo Co.                                                    972,000
                  ------------------------------------------------------------  ------------
                  Total                                                            2,205,438

                  ------------------------------------------------------------  ------------
                  MULTI-LINE INSURANCE-

                  ------------------------------------------------------------
    13,800        American International Group, Inc.                               1,297,200
                  ------------------------------------------------------------  ------------
                  PROPERTY-CASUALTY INSURERS

                  ------------------------------------------------------------
     3,300        General RE Corp.                                                   770,550
                  ------------------------------------------------------------  ------------
                  Total Finance                                                    9,722,402

                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  HEALTH TECHNOLOGY--6.9%

                  ------------------------------------------------------------
                  MAJOR PHARMACEUTICALS

                  ------------------------------------------------------------
    28,000        American Home Products Corp.                                  $  1,491,000
                  ------------------------------------------------------------
    10,000        Bristol-Myers Squibb Co.                                         1,225,625
                  ------------------------------------------------------------
    11,900        Johnson & Johnson                                                  966,875
                  ------------------------------------------------------------
    14,000        Merck & Co., Inc.                                                2,168,250
                  ------------------------------------------------------------
    15,000        Pfizer, Inc.                                                     1,674,375
                  ------------------------------------------------------------
     9,000        Schering Plough Corp.                                              957,375
                  ------------------------------------------------------------  ------------
                  Total Health Technology                                          8,483,500

                  ------------------------------------------------------------  ------------
                  INDUSTRIAL SERVICES--0.4%

                  ------------------------------------------------------------
                  OILFIELD SERVICES/EQUIPMENT

                  ------------------------------------------------------------
     7,000        Halliburton Co.                                                    205,625
                  ------------------------------------------------------------
     7,000        Schlumberger Ltd.                                                  312,813
                  ------------------------------------------------------------  ------------
                  Total Industrial Services                                          518,438

                  ------------------------------------------------------------  ------------
                  NON-ENERGY MINERALS--0.4%

                  ------------------------------------------------------------
                  ALUMINUM

                  ------------------------------------------------------------
     5,500        Aluminum Co. of America                                            407,688
                  ------------------------------------------------------------  ------------
                  OTHER METALS/MINERALS

                  ------------------------------------------------------------
     1,000        Phelps Dodge Corp.                                                  56,688
                  ------------------------------------------------------------  ------------
                  Total Non-Energy Minerals                                          464,376

                  ------------------------------------------------------------  ------------
                  PROCESS INDUSTRIES--2.3%

                  ------------------------------------------------------------
                  MULTI-SECTOR COMPANIES

                  ------------------------------------------------------------
    30,600        General Electric Co.                                             2,769,300
                  ------------------------------------------------------------  ------------
                  PRODUCER MANUFACTURING--0.3%

                  ------------------------------------------------------------
                  AUTO PARTS: O.E.M.

                  ------------------------------------------------------------
     6,000        TRW, Inc.                                                          330,375
                  ------------------------------------------------------------  ------------
                  RETAIL TRADE--3.5%

                  ------------------------------------------------------------
                  BUILDING MATERIALS CHAINS

                  ------------------------------------------------------------
    17,000        Home Depot, Inc.                                                   845,750
                  ------------------------------------------------------------  ------------
                  DEPARTMENT STORES

                  ------------------------------------------------------------
     2,000        Penney (J.C.) Co., Inc.                                            110,000
                  ------------------------------------------------------------
     6,000        Sears, Roebuck & Co.                                               284,625
                  ------------------------------------------------------------  ------------
                  Total                                                              394,625

                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  RETAIL TRADE--CONTINUED

                  ------------------------------------------------------------
                  DISCOUNT STORES

                  ------------------------------------------------------------
     7,500        Dayton-Hudson Corp.                                           $    337,500
                  ------------------------------------------------------------
    26,500        Wal-Mart Stores, Inc.                                            1,995,781
                  ------------------------------------------------------------  ------------
                  Total                                                            2,333,281

                  ------------------------------------------------------------  ------------
                  DRUG STORE CHAINS

                  ------------------------------------------------------------
     3,000        Rite Aid Corp.                                                     139,125
                  ------------------------------------------------------------
     4,000        Walgreen Co.                                                       214,750
                  ------------------------------------------------------------  ------------
                  Total                                                              353,875

                  ------------------------------------------------------------  ------------
                  FOOD CHAINS

                  ------------------------------------------------------------
     5,500        Albertsons, Inc.                                                   313,844
                  ------------------------------------------------------------
    10,000        Food Lion, Inc., Class B                                            96,875
                  ------------------------------------------------------------  ------------
                  Total                                                              410,719

                  ------------------------------------------------------------  ------------
                  Total Retail Trade                                               4,338,250

                  ------------------------------------------------------------  ------------
                  TECHNOLOGY SERVICES--2.4%

                  ------------------------------------------------------------
                  COMPUTER SOFTWARE

                  ------------------------------------------------------------
    11,000   (a)  BMC Software, Inc.                                                 561,688
                  ------------------------------------------------------------
     4,500        Computer Associates International, Inc.                            199,125
                  ------------------------------------------------------------
    18,000   (a)  Microsoft Corp.                                                  2,196,000
                  ------------------------------------------------------------  ------------
                  Total Technology Services                                        2,956,813

                  ------------------------------------------------------------  ------------
                  UTILITIES--4.7%

                  ------------------------------------------------------------
                  ELECTRIC UTILITIES: SOUTH

                  ------------------------------------------------------------
     5,000        Duke Energy Corp.                                                  312,813
                  ------------------------------------------------------------
    15,000        Florida Progress Corp.                                             641,250
                  ------------------------------------------------------------
    10,800        SCANA Corp.                                                        352,350
                  ------------------------------------------------------------
    20,000        Southern Co.                                                       590,000
                  ------------------------------------------------------------  ------------
                  Total                                                            1,896,413

                  ------------------------------------------------------------  ------------
                  MAJOR U.S. TELECOMMUNICATIONS

                  ------------------------------------------------------------
    18,600        Ameritech Corp.                                                  1,006,725
                  ------------------------------------------------------------
    13,000        BellSouth Corp.                                                  1,134,250
                  ------------------------------------------------------------
    12,400   (a)  MCI Worldcom, Inc.                                                 731,600
                  ------------------------------------------------------------
    21,000        SBC Communications, Inc.                                         1,006,688
                  ------------------------------------------------------------  ------------
                  Total                                                            3,879,263

                  ------------------------------------------------------------  ------------
                  Total Utilities                                                  5,775,676

                  ------------------------------------------------------------  ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $35,235,820)               59,616,304
                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------
CORPORATE BONDS--7.9%

------------------------------------------------------------------------------
                  CONSUMER DURABLES--0.1%

                  ------------------------------------------------------------
                  MOTOR VEHICLES

                  ------------------------------------------------------------
$  120,000        Ford Motor Co., Note, 8.875%, 4/1/2006                        $    143,846
                  ------------------------------------------------------------  ------------
                  CONSUMER SERVICES--0.8%

                  ------------------------------------------------------------
                  NEWSPAPERS

                  ------------------------------------------------------------
 1,000,000        Dow Jones & Co., Note, 5.75%, 12/1/2000                          1,012,160
                  ------------------------------------------------------------  ------------
                  CONSUMER STAPLES--0.9%

                  ------------------------------------------------------------
                  FOOD & BEVERAGE

                  ------------------------------------------------------------
 1,000,000        Cargill, Inc., Note, 6.15%, 2/25/2008                            1,030,630
                  ------------------------------------------------------------  ------------
                  FINANCE--4.1%

                  ------------------------------------------------------------
                  FINANCE COMPANIES

                  ------------------------------------------------------------
 2,000,000        Commercial Credit Co., Note, 5.90%, 9/1/2003                     2,034,100
                  ------------------------------------------------------------
   425,000        National Rural Utilities Cooperative Finance Corp., Note,
                  6.046%, 4/15/2003                                                  436,828
                  ------------------------------------------------------------
 1,000,000        Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003           1,016,090
                  ------------------------------------------------------------  ------------
                  Total                                                            3,487,018

                  ------------------------------------------------------------  ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES--1.2%

                  ------------------------------------------------------------
   500,000        Merrill Lynch & Co., Inc., Note, 6.00%, 1/15/2001                  505,205
                  ------------------------------------------------------------
 1,000,000        Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003                1,015,220
                  ------------------------------------------------------------  ------------
                  Total                                                            1,520,425

                  ------------------------------------------------------------  ------------
                  Total Finance                                                    5,007,443

                  ------------------------------------------------------------  ------------
                  PROCESS INDUSTRIES--0.8%

                  ------------------------------------------------------------
                  SPECIALTY CHEMICALS

                  ------------------------------------------------------------
 1,000,000        Air Products & Chemicals, Inc., Note, 6.25%, 6/15/2003           1,024,540
                  ------------------------------------------------------------  ------------
                  RETAIL TRADE--0.4%

                  ------------------------------------------------------------
                  DEPARTMENT STORES

                  ------------------------------------------------------------
   500,000        Penney (J.C.) Co., Inc., Sr. Note, Series A, 6.375%,

                  9/15/2000                                                          508,970

                  ------------------------------------------------------------  ------------
                  UTILITIES--0.8%

                  ------------------------------------------------------------
                  ELECTRIC UTILITIES: WEST

                  ------------------------------------------------------------
 1,000,000        Pacific Gas & Electric Co., 1st Ref. Mtg., 5.875%, 10/1/2005     1,023,330
                  ------------------------------------------------------------  ------------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $9,497,671)               9,750,919
                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------
CORPORATE NOTES--5.9%

------------------------------------------------------------------------------
                  FINANCE COMPANIES--4.8%

                  ------------------------------------------------------------
$1,000,000        American General Finance Corp., Note, 6.05%, 4/9/2003         $  1,010,520
                  ------------------------------------------------------------
   600,000        Associates Corp. of North America, Sr. Note, 6.50%,

                  7/15/2002                                                          621,102

                  ------------------------------------------------------------
   500,000        Associates Corp. of North America, Sr. Note, 6.875%,

                  8/1/2003                                                           527,200

                  ------------------------------------------------------------
 2,850,000        NationsBank Corp., Sr. Note, 5.80%, 1/31/2001                    2,876,961
                  ------------------------------------------------------------
 1,000,000        Paccar Financial Corp., Note, 6.02%, 3/15/2000                   1,009,380
                  ------------------------------------------------------------  ------------
                  Total                                                            6,045,163

                  ------------------------------------------------------------  ------------
                  HOTELS/RESORTS--0.8%

                  ------------------------------------------------------------
 1,000,000        Carnival Corp., Note, 5.65%, 10/15/2000                            999,040
                  ------------------------------------------------------------  ------------
                  MAJOR PHARMACEUTICALS--0.3%

                  ------------------------------------------------------------
   400,000        Warner-Lambert Co., Note, 5.75%, 1/15/2003                         409,284
                  ------------------------------------------------------------  ------------
                  TOTAL CORPORATE NOTES (IDENTIFIED COST $7,307,121)               7,453,487
                  ------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCIES--20.0%

------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK

                  ------------------------------------------------------------
 1,000,000        5.92%, 12/18/2002                                                1,032,460
                  ------------------------------------------------------------
   500,000        5.90%, 1/10/2005                                                   518,475
                  ------------------------------------------------------------
 2,000,000        5.10%, 11/9/2005                                                 1,990,020
                  ------------------------------------------------------------  ------------
                  Total                                                            3,540,955

                  ------------------------------------------------------------  ------------
                  FEDERAL HOME LOAN BANK

                  ------------------------------------------------------------
 1,000,000        5.125%, 9/15/2003                                                1,002,890
                  ------------------------------------------------------------
 1,000,000        5.70%, 3/25/2003                                                 1,023,550
                  ------------------------------------------------------------
 1,000,000        4.63%, 10/9/2001                                                   992,420
                  ------------------------------------------------------------
 2,000,000        4.91%, 11/19/2001                                                2,001,800
                  ------------------------------------------------------------
 1,000,000        5.005%, 10/1/2003                                                  996,560
                  ------------------------------------------------------------
 2,000,000        5.19%, 9/23/2003                                                 2,008,760
                  ------------------------------------------------------------
 1,000,000        5.717%, 8/25/2003                                                1,026,230
                  ------------------------------------------------------------
 1,000,000        6.10%, 10/9/2002                                                 1,036,920
                  ------------------------------------------------------------
 1,000,000        6.93%, 9/26/2002                                                 1,007,250
                  ------------------------------------------------------------
 1,550,000        Series F5-2001, 5.52%, 1/22/2001                                 1,568,879
                  ------------------------------------------------------------
 2,000,000        Series KY-2003, 5.37%, 1/16/2003                                 2,021,000
                  ------------------------------------------------------------  ------------
                  Total                                                           14,686,259

                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------
U.S. GOVERNMENT AGENCIES--CONTINUED

------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION

                  ------------------------------------------------------------
$1,000,000        Deb., 6.67%, 12/14/2005                                       $  1,000,950
                  ------------------------------------------------------------  ------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION

                  ------------------------------------------------------------
   500,000        Series G93-32, Class J, 6.75%, 5/25/2009                           510,335
                  ------------------------------------------------------------
 1,500,000        Discount Note, 10/8/2004                                         1,129,665
                  ------------------------------------------------------------
 1,000,000        6.09%, 8/21/2000                                                 1,019,730
                  ------------------------------------------------------------
 1,000,000        6.70%, 12/12/2006                                                1,028,080
                  ------------------------------------------------------------
   500,000        6.82%, 12/13/2006                                                  507,505
                  ------------------------------------------------------------  ------------
                  Total                                                            4,195,315

                  ------------------------------------------------------------  ------------
                  TENNESSEE VALLEY AUTHORITY

                  ------------------------------------------------------------
 1,500,000        6.00%, 10/15/2003                                                1,181,100
                  ------------------------------------------------------------
 1,000,000        6.00%, 11/1/2000                                                 1,020,420
                  ------------------------------------------------------------  ------------
                  Total                                                            2,201,520

                  ------------------------------------------------------------  ------------
                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $25,199,270)    25,624,999

                  ------------------------------------------------------------  ------------
U.S. TREASURY OBLIGATIONS--11.6%

------------------------------------------------------------------------------
                  U.S. TREASURY BONDS

                  ------------------------------------------------------------
 1,000,000        United States Treasury Bond, 7.50%, 5/15/2002                    1,090,380
                  ------------------------------------------------------------  ------------
                  U.S. TREASURY NOTES

                  ------------------------------------------------------------
 2,000,000        STRIPS, IO, 2/15/2006                                            1,415,520
                  ------------------------------------------------------------
 2,500,000        STRIPS, IO, 5/15/2001                                            2,235,100
                  ------------------------------------------------------------
   700,000        4.25%, 11/15/2003                                                  692,342
                  ------------------------------------------------------------
 1,000,000        4.50%, 9/30/2000                                                   998,950
                  ------------------------------------------------------------
 2,000,000        5.00%, 1/31/1999                                                 2,001,420
                  ------------------------------------------------------------
 2,000,000        5.50%, 1/31/2003                                                 2,063,480
                  ------------------------------------------------------------
 1,000,000        5.625%, 2/28/2001                                                1,022,000
                  ------------------------------------------------------------
 1,000,000        6.25%, 2/15/2003                                                 1,060,190
                  ------------------------------------------------------------
   500,000        6.25%, 8/31/2000                                                   513,635
                  ------------------------------------------------------------
 1,000,000        7.50%, 11/15/2001                                                1,078,880
                  ------------------------------------------------------------  ------------
                  Total                                                           13,081,517

                  ------------------------------------------------------------  ------------
                  TOTAL U.S. TREASURY OBLIGATIONS(IDENTIFIED COST $13,510,115)    14,171,897

                  ------------------------------------------------------------  ------------

REGIONS BALANCED FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------
(b)REPURCHASE AGREEMENT--3.4%

------------------------------------------------------------------------------
$4,139,257        Wachovia Bank of NC, NA, Winston-Salem, 5.05%, dated

                  11/30/1998, due 12/1/1998 (AT AMORTIZED COST)                 $  4,139,257
                  ------------------------------------------------------------  ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $94,889,254)(C)            $120,756,863

                  ------------------------------------------------------------  ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $94,889,254. The net unrealized appreciation of investments on a federal tax basis amounts to $25,867,609 which is comprised of $26,540,923 appreciation and $673,314 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($122,669,194) at November 30, 1998.

The following acronym(s) are used throughout this portfolio:


ADR     --   American Depository Receipt
IO      --   Interest Only

STRIPS       Separate Trading of Registered Interest & Principal of
        --   Securities


(See Notes which are an integral part of the Financial Statements)

REGIONS VALUE FUND
(FORMERLY, FIRST PRIORITY VALUE FUND)

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--96.3%

------------------------------------------------------------------------------
                  COMMERCIAL SERVICES--1.3%

                  ------------------------------------------------------------
                  FOOD DISTRIBUTORS

                  ------------------------------------------------------------
   100,000        Sysco Corp.                                                   $  2,693,750
                  ------------------------------------------------------------  ------------
                  CONSUMER DURABLES--6.0%

                  ------------------------------------------------------------
                  AUTOMOTIVE AFTERMARKET

                  ------------------------------------------------------------
    90,000        Genuine Parts Co.                                                2,964,375
                  ------------------------------------------------------------  ------------
                  MOTOR VEHICLES

                  ------------------------------------------------------------
    80,000        Ford Motor Co.                                                   4,420,000
                  ------------------------------------------------------------
    45,000        General Motors Corp.                                             3,150,000
                  ------------------------------------------------------------  ------------
                  Total                                                            7,570,000

                  ------------------------------------------------------------  ------------
                  PHOTOGRAPHIC PRODUCTS

                  ------------------------------------------------------------
    25,000        Eastman Kodak Co.                                                1,814,063
                  ------------------------------------------------------------  ------------
                  Total Consumer Durables                                         12,348,438

                  ------------------------------------------------------------  ------------
                  CONSUMER NON-DURABLES--1.0%

                  ------------------------------------------------------------
                  TOBACCO

                  ------------------------------------------------------------
    70,000        RJR Nabisco Holdings Corp.                                       2,016,875
                  ------------------------------------------------------------  ------------
                  CONSUMER SERVICES--4.7%

                  ------------------------------------------------------------
                  BROADCASTING

                  ------------------------------------------------------------
    50,000        CBS Corp.                                                        1,490,625
                  ------------------------------------------------------------  ------------
                  MEDIA CONGLOMERATES

                  ------------------------------------------------------------
   100,000        Disney (Walt) Co.                                                3,218,750
                  ------------------------------------------------------------
    28,000        Time Warner, Inc.                                                2,961,000
                  ------------------------------------------------------------  ------------
                  Total                                                            6,179,750

                  ------------------------------------------------------------  ------------
                  RESTAURANTS

                  ------------------------------------------------------------
    30,000        McDonald's Corp.                                                 2,101,875
                  ------------------------------------------------------------  ------------
                  Total Consumer Services                                          9,772,250

                  ------------------------------------------------------------  ------------
                  ELECTRONIC TECHNOLOGY--9.8%

                  ------------------------------------------------------------
                  AEROSPACE

                  ------------------------------------------------------------
    65,000        Boeing Co.                                                       2,640,625
                  ------------------------------------------------------------
    27,000        Lockheed Martin Corp.                                            2,801,250
                  ------------------------------------------------------------  ------------
                  Total                                                            5,441,875

                  ------------------------------------------------------------  ------------

REGIONS VALUE FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  ELECTRONIC TECHNOLOGY--CONTINUED

                  ------------------------------------------------------------
                  ELECTRONIC COMPONENTS

                  ------------------------------------------------------------
    47,974        AMP, Inc.                                                     $  2,320,742
                  ------------------------------------------------------------  ------------
                  ELECTRONIC DATA PROCESSING

                  ------------------------------------------------------------
    85,000        Compaq Computer Corp.                                            2,762,500
                  ------------------------------------------------------------
    47,000        Hewlett-Packard Co.                                              2,949,250
                  ------------------------------------------------------------
    20,000   (a)  Sun Microsystems, Inc.                                           1,481,250
                  ------------------------------------------------------------  ------------
                  Total                                                            7,193,000

                  ------------------------------------------------------------  ------------
                  SEMICONDUCTORS

                  ------------------------------------------------------------
    35,000        Texas Instruments, Inc.                                          2,673,125
                  ------------------------------------------------------------  ------------
                  TELECOMMUNICATIONS EQUIPMENT

                  ------------------------------------------------------------
    40,000        Motorola, Inc.                                                   2,480,000
                  ------------------------------------------------------------  ------------
                  Total Electronic Technology                                     20,108,742

                  ------------------------------------------------------------  ------------
                  ENERGY MINERALS--14.4%

                  ------------------------------------------------------------
                  INTEGRATED OIL COMPANIES

                  ------------------------------------------------------------
    55,000        Amoco Corp.                                                      3,241,563
                  ------------------------------------------------------------
    55,000        Atlantic Richfield Co.                                           3,657,500
                  ------------------------------------------------------------
    35,000        Chevron Corp.                                                    2,926,875
                  ------------------------------------------------------------
   115,000        Exxon Corp.                                                      8,632,188
                  ------------------------------------------------------------
    40,000        Mobil Corp.                                                      3,447,500
                  ------------------------------------------------------------
   105,000        Royal Dutch Petroleum Co., ADR                                   4,935,000
                  ------------------------------------------------------------
    50,000        Texaco, Inc.                                                     2,878,125
                  ------------------------------------------------------------  ------------
                  Total Energy Minerals                                           29,718,751

                  ------------------------------------------------------------  ------------
                  FINANCE--20.4%

                  ------------------------------------------------------------
                  DIVERSIFIED FINANCIAL SERVICES

                  ------------------------------------------------------------
   115,000        Citigroup, Inc.                                                  5,771,563
                  ------------------------------------------------------------  ------------
                  FINANCE COMPANIES

                  ------------------------------------------------------------
    20,000        Associates First Capital Corp., Class A                          1,557,500
                  ------------------------------------------------------------
    60,000        Federal National Mortgage Association                            4,365,000
                  ------------------------------------------------------------  ------------
                  Total                                                            5,922,500

                  ------------------------------------------------------------  ------------
                  MAJOR BANKS

                  ------------------------------------------------------------
    80,000        Bank One Corp.                                                   4,105,000
                  ------------------------------------------------------------
   100,000        Bank of New York Co., Inc.                                       3,425,000
                  ------------------------------------------------------------
    84,606        BankAmerica Corp.                                                5,515,254
                  ------------------------------------------------------------
    15,000        Bankers Trust Corp.                                              1,305,000
                  ------------------------------------------------------------

REGIONS VALUE FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  FINANCE--CONTINUED

                  ------------------------------------------------------------
                  MAJOR BANKS--CONTINUED

                  ------------------------------------------------------------
    50,000        First Union Corp.                                             $  3,037,500
                  ------------------------------------------------------------
    80,000        Fleet Financial Group, Inc.                                      3,335,000
                  ------------------------------------------------------------
   120,000        Wells Fargo Co.                                                  4,320,000
                  ------------------------------------------------------------  ------------
                  Total                                                           25,042,754

                  ------------------------------------------------------------  ------------
                  MULTI-LINE INSURANCE

                  ------------------------------------------------------------
    60,000        Allstate Corp.                                                   2,445,000
                  ------------------------------------------------------------  ------------
                  PROPERTY-CASUALTY INSURERS

                  ------------------------------------------------------------
    40,000        Chubb Corp.                                                      2,802,500
                  ------------------------------------------------------------  ------------
                  Total Finance                                                   41,984,317

                  ------------------------------------------------------------  ------------
                  HEALTH TECHNOLOGY--3.1%

                  ------------------------------------------------------------
                  MAJOR PHARMACEUTICALS

                  ------------------------------------------------------------
    40,000        Bristol-Myers Squibb Co.                                         4,902,500
                  ------------------------------------------------------------
    30,000        Pharmacia & Upjohn, Inc.                                         1,561,875
                  ------------------------------------------------------------  ------------
                  Total Health Technology                                          6,464,375

                  ------------------------------------------------------------  ------------
                  LIFE INSURANCE--5.2%

                  ------------------------------------------------------------
                  LIFE INSURANCE

                  ------------------------------------------------------------
    75,000        American General Corp.                                           5,282,813
                  ------------------------------------------------------------
    80,000        Jefferson-Pilot Corp.                                            5,460,000
                  ------------------------------------------------------------  ------------
                  Total Life Insurance                                            10,742,813

                  ------------------------------------------------------------  ------------
                  NON-ENERGY MINERALS--4.2%

                  ------------------------------------------------------------
                  ALUMINUM

                  ------------------------------------------------------------
    40,000        Aluminum Co. of America                                          2,965,000
                  ------------------------------------------------------------  ------------
                  FOREST PRODUCTS

                  ------------------------------------------------------------
    55,000        Weyerhaeuser Co.                                                 2,756,875
                  ------------------------------------------------------------  ------------
                  OTHER METALS/MINERALS

                  ------------------------------------------------------------
    50,000        Phelps Dodge Corp.                                               2,834,375
                  ------------------------------------------------------------  ------------
                  Total Non-Energy Minerals                                        8,556,250

                  ------------------------------------------------------------  ------------
                  PROCESS INDUSTRIES--1.2%

                  ------------------------------------------------------------
                  PAPER

                  ------------------------------------------------------------
    80,000        Mead Corp.                                                       2,425,000
                  ------------------------------------------------------------  ------------

REGIONS VALUE FUND

--------------------------------------------------------------------------------


  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  PRODUCER MANUFACTURING--3.4%

                  ------------------------------------------------------------
                  AUTO PARTS: O.E.M.

                  ------------------------------------------------------------
    40,000        TRW, Inc.                                                     $  2,202,500
                  ------------------------------------------------------------  ------------
                  DIVERSIFIED MANUFACTURE

                  ------------------------------------------------------------
    30,000        Allied-Signal, Inc.                                              1,320,000
                  ------------------------------------------------------------  ------------
                  INDUSTRIAL MACHINERY/COMPONENTS

                  ------------------------------------------------------------
    75,000        Ingersoll-Rand Co.                                               3,510,938
                  ------------------------------------------------------------  ------------
                  Total Producer Manufacturing                                     7,033,438

                  ------------------------------------------------------------  ------------
                  RETAIL TRADE--4.0%

                  ------------------------------------------------------------
                  DEPARTMENT STORES

                  ------------------------------------------------------------
    65,000        Penney (J.C.) Co., Inc.                                          3,575,000
                  ------------------------------------------------------------
    40,000        Sears, Roebuck & Co.                                             1,897,500
                  ------------------------------------------------------------  ------------
                  Total                                                            5,472,500

                  ------------------------------------------------------------  ------------
                  FOOD CHAINS

                  ------------------------------------------------------------
    80,000        American Stores Co.                                              2,685,000
                  ------------------------------------------------------------  ------------
                  Total Retail Trade                                               8,157,500

                  ------------------------------------------------------------  ------------
                  TRANSPORTATION--1.7%

                  ------------------------------------------------------------
                  RAILROADS

                  ------------------------------------------------------------
    70,000        Union Pacific Corp.                                              3,403,750
                  ------------------------------------------------------------  ------------
                  UTILITIES--15.9%

                  ------------------------------------------------------------
                  ELECTRIC UTILITIES: SOUTH

                  ------------------------------------------------------------
    80,000        Duke Energy Corp.                                                5,005,000
                  ------------------------------------------------------------
   130,000        SCANA Corp.                                                      4,241,250
                  ------------------------------------------------------------
   170,000        Southern Co.                                                     5,015,000
                  ------------------------------------------------------------  ------------
                  Total                                                           14,261,250

                  ------------------------------------------------------------  ------------
                  MAJOR U.S. TELECOMMUNICATIONS

                  ------------------------------------------------------------
    75,000        AT&T Corp.                                                       4,673,435
                  ------------------------------------------------------------
    60,000        BellSouth Corp.                                                  5,235,000
                  ------------------------------------------------------------
   100,000   (a)  MCI Worldcom, Inc.                                               5,900,000
                  ------------------------------------------------------------
    19,000        Sprint Corp.                                                     1,382,250
                  ------------------------------------------------------------

REGIONS VALUE FUND

--------------------------------------------------------------------------------



PRINCIPAL
  AMOUNT

OR SHARES                                                                          VALUE

----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------
                  UTILITIES--CONTINUED

                  ------------------------------------------------------------
                  MAJOR U.S. TELECOMMUNICATIONS--CONTINUED

                  ------------------------------------------------------------
    21,000        U.S. West, Inc.                                               $  1,307,250
                  ------------------------------------------------------------  ------------
                  Total                                                           18,497,935

                  ------------------------------------------------------------  ------------
                  Total Utilities                                                 32,759,185

                  ------------------------------------------------------------  ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $166,764,707)             198,185,434
                  ------------------------------------------------------------  ------------
(b)REPURCHASE AGREEMENT--3.5%

------------------------------------------------------------------------------
$6,218,841        Wachovia Bank of NC, NA, Winston-Salem, 5.05%, dated

                  11/30/1998, due 12/1/1998 (AT AMORTIZED COST)                    6,218,841
                  ------------------------------------------------------------  ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $172,983,548)(C)           $204,404,275

                  ------------------------------------------------------------  ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $172,983,548. The net unrealized appreciation of investments on a federal tax basis amounts to $31,420,727 which is comprised of $34,626,320 appreciation and $3,205,593 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($205,804,451) at November 30, 1998.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

REGIONS GROWTH FUND
(FORMERLY, FIRST PRIORITY GROWTH FUND)

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


  SHARES                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
COMMON STOCKS--97.2%

-------------------------------------------------------------------------------
                   BASIC INDUSTRIES--2.1%

                   ------------------------------------------------------------
                   CHEMICALS/METALS

                   ------------------------------------------------------------
     97,000        Du Pont (E.I.) de Nemours & Co.                               $  5,698,750
                   ------------------------------------------------------------
     51,000        Monsanto Co.                                                     2,310,938
                   ------------------------------------------------------------  ------------
                   Total Basic Industries                                           8,009,688

                   ------------------------------------------------------------  ------------
                   CAPITAL GOODS--6.9%

                   ------------------------------------------------------------
                   EQUIPMENT-MACHINERY

                   ------------------------------------------------------------
    254,000        General Electric Co.                                            22,987,000
                   ------------------------------------------------------------
     24,000        Illinois Tool Works, Inc.                                        1,525,500
                   ------------------------------------------------------------
     41,000        Pitney Bowes, Inc.                                               2,296,000
                   ------------------------------------------------------------  ------------
                   Total Capital Goods                                             26,808,500

                   ------------------------------------------------------------  ------------
                   COMMERCIAL SERVICES--0.1%

                   ------------------------------------------------------------
      5,308        Grainger (W.W.), Inc.                                              224,263
                   ------------------------------------------------------------  ------------
                   CONSUMER CYCLICAL--7.6%

                   ------------------------------------------------------------
                   ENTERTAINMENT

                   ------------------------------------------------------------
     44,000        Mattel, Inc.                                                     1,520,750
                   ------------------------------------------------------------  ------------
                   MERCHANDISE/MASS MERCHANDISING

                   ------------------------------------------------------------
     15,000   (a)  Costco Cos., Inc.                                                  941,250
                   ------------------------------------------------------------
     37,000        Dayton-Hudson Corp.                                              1,665,000
                   ------------------------------------------------------------
    196,981        Wal-Mart Stores, Inc.                                           14,835,132
                   ------------------------------------------------------------  ------------
                   Total                                                           17,441,382

                   ------------------------------------------------------------  ------------
                   MERCHANDISE/SPECIALTY

                   ------------------------------------------------------------
     34,000        Gap (The), Inc.                                                  2,501,125
                   ------------------------------------------------------------
    130,000        Home Depot, Inc.                                                 6,467,500
                   ------------------------------------------------------------
     36,000        Walgreen Co.                                                     1,932,750
                   ------------------------------------------------------------  ------------
                   Total                                                           10,901,375

                   ------------------------------------------------------------  ------------
                   Total Consumer Cyclical                                         29,863,507

                   ------------------------------------------------------------  ------------
                   CONSUMER NON-CYCLICAL--8.8%

                   ------------------------------------------------------------
                   TOBACCO/COSMETICS/HOUSEHOLD

                   ------------------------------------------------------------
     29,000        Colgate-Palmolive Co.                                            2,483,125
                   ------------------------------------------------------------
     98,948        Gillette Co.                                                     4,545,424
                   ------------------------------------------------------------
     40,000        Kimberly-Clark Corp.                                             2,105,000
                   ------------------------------------------------------------
    197,100        Philip Morris Cos., Inc.                                        11,025,281
                   ------------------------------------------------------------

REGIONS GROWTH FUND

--------------------------------------------------------------------------------


  SHARES                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

-------------------------------------------------------------------------------
                   CONSUMER NON-CYCLICAL--CONTINUED

                   ------------------------------------------------------------
    115,000        Procter & Gamble Co.                                          $ 10,076,875
                   ------------------------------------------------------------
     55,000        Unilever N.V., ADR                                               4,252,188
                   ------------------------------------------------------------  ------------
                   Total Consumer Non-Cyclical                                     34,487,893

                   ------------------------------------------------------------  ------------
                   CONSUMER SERVICES--0.4%

                   ------------------------------------------------------------
     24,000        Gannett Co., Inc.                                                1,549,500
                   ------------------------------------------------------------  ------------
                   ELECTRICAL PRODUCTS--0.6%

                   ------------------------------------------------------------
     37,000        Emerson Electric Co.                                             2,405,000
                   ------------------------------------------------------------  ------------
                   ENERGY--0.8%

                   ------------------------------------------------------------
                   OIL SERVICES

                   ------------------------------------------------------------
     34,000        Halliburton Co.                                                    998,750
                   ------------------------------------------------------------
     44,000        Schlumberger Ltd.                                                1,966,250
                   ------------------------------------------------------------  ------------
                   Total Energy                                                     2,965,000

                   ------------------------------------------------------------  ------------
                   FOOD & BEVERAGE--8.4%

                   ------------------------------------------------------------
      8,109        American Stores Co.                                                272,158
                   ------------------------------------------------------------
     42,000        Anheuser-Busch Cos., Inc.                                        2,546,250
                   ------------------------------------------------------------
     29,000        BestFoods                                                        1,685,625
                   ------------------------------------------------------------
     39,000        Campbell Soup Co.                                                2,227,875
                   ------------------------------------------------------------
    191,000        Coca-Cola Co.                                                   13,381,938
                   ------------------------------------------------------------
     36,000        ConAgra, Inc.                                                    1,131,750
                   ------------------------------------------------------------
     33,000        Heinz (H.J.) Co.                                                 1,924,313
                   ------------------------------------------------------------
     31,000        Kellogg Co.                                                      1,135,375
                   ------------------------------------------------------------
    137,000        PepsiCo, Inc.                                                    5,300,188
                   ------------------------------------------------------------
     45,000        Sara Lee Corp.                                                   2,626,875
                   ------------------------------------------------------------  ------------
                   Total Food & Beverage                                           32,232,347

                   ------------------------------------------------------------  ------------
                   HEALTHCARE/DRUG--16.6%

                   ------------------------------------------------------------
    115,000        American Home Products Corp.                                     6,123,750
                   ------------------------------------------------------------
     88,800        Bristol-Myers Squibb Co.                                        10,883,550
                   ------------------------------------------------------------
     84,000        Lilly (Eli) & Co.                                                7,533,750
                   ------------------------------------------------------------
    108,000        Merck & Co., Inc.                                               16,726,500
                   ------------------------------------------------------------
    111,000        Pfizer, Inc.                                                    12,390,375
                   ------------------------------------------------------------
     63,000        Schering Plough Corp.                                            6,701,625
                   ------------------------------------------------------------
     58,000        Warner-Lambert Co.                                               4,379,000
                   ------------------------------------------------------------  ------------
                   Total Healthcare/Drug                                           64,738,550

                   ------------------------------------------------------------  ------------

REGIONS GROWTH FUND

--------------------------------------------------------------------------------


  SHARES                                                                            VALUE

-----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

-------------------------------------------------------------------------------
                   HOSPITAL SUPPLIES--4.4%

                   ------------------------------------------------------------
    117,000        Abbott Laboratories                                           $  5,616,000
                   ------------------------------------------------------------
    112,100        Johnson & Johnson                                                9,108,125
                   ------------------------------------------------------------
     35,000        Medtronic, Inc.                                                  2,369,063
                   ------------------------------------------------------------  ------------
                   Total Hospital Supplies                                         17,093,188

                   ------------------------------------------------------------  ------------
                   INSURANCE/MISCELLANEOUS--6.1%

                   ------------------------------------------------------------
     47,000        American Express Co.                                             4,702,938
                   ------------------------------------------------------------
     95,227        American International Group, Inc.                               8,951,338
                   ------------------------------------------------------------
     98,000        Federal National Mortgage Association                            7,129,500
                   ------------------------------------------------------------
     32,000        Franklin Resources, Inc.                                         1,368,000
                   ------------------------------------------------------------
     28,500        Marsh & McLennan Cos., Inc.                                      1,658,344
                   ------------------------------------------------------------
      2,949        Torchmark Corp.                                                    112,062
                   ------------------------------------------------------------  ------------
                   Total Insurance/Miscellaneous                                   23,922,182

                   ------------------------------------------------------------  ------------
                   BANKING--1.9%

                   ------------------------------------------------------------
      4,637        BankAmerica Corp.                                                  302,274
                   ------------------------------------------------------------
     72,000        Chase Manhattan Corp.                                            4,567,500
                   ------------------------------------------------------------
     63,000        U.S. Bancorp, Inc.                                               2,319,188
                   ------------------------------------------------------------  ------------
                   Total Banking                                                    7,188,962

                   ------------------------------------------------------------  ------------
                   TECHNOLOGY--25.9%

                   ------------------------------------------------------------
      2,949        Boeing Co.                                                         119,803
                   ------------------------------------------------------------
    130,500   (a)  Cisco Systems, Inc.                                              9,836,438
                   ------------------------------------------------------------
     39,200        Computer Associates International, Inc.                          1,734,600
                   ------------------------------------------------------------
    112,000   (a)  Dell Computer Corp.                                              6,811,000
                   ------------------------------------------------------------
      2,949        Hewlett-Packard Co.                                                185,050
                   ------------------------------------------------------------
    141,000        Intel Corp.                                                     15,175,125
                   ------------------------------------------------------------
     74,000        International Business Machines Corp.                           12,210,000
                   ------------------------------------------------------------
    114,000        Lucent Technologies, Inc.                                        9,811,125
                   ------------------------------------------------------------
    211,000   (a)  Microsoft Corp.                                                 25,742,000
                   ------------------------------------------------------------
     29,000        Minnesota Mining & Manufacturing Co.                             2,329,063
                   ------------------------------------------------------------
     49,000        Northern Telecom Ltd.                                            2,287,688
                   ------------------------------------------------------------
     84,000   (a)  Oracle Corp.                                                     2,877,000
                   ------------------------------------------------------------
     15,000   (a)  Tellabs, Inc.                                                      810,938
                   ------------------------------------------------------------
     28,000        Texas Instruments, Inc.                                          2,138,500
                   ------------------------------------------------------------
     54,500        Tyco International Ltd.                                          3,586,781
                   ------------------------------------------------------------

REGIONS GROWTH FUND

--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT

 OR SHARES                                                                          VALUE

-----------        ------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED

-------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED

                   ------------------------------------------------------------
     16,500        United Technologies Corp.                                     $  1,768,594
                   ------------------------------------------------------------
     32,000        Xerox Corp.                                                      3,440,000
                   ------------------------------------------------------------  ------------
                   Total Technology                                               100,863,705

                   ------------------------------------------------------------  ------------
                   UTILITIES--6.3%

                   ------------------------------------------------------------
                   COMMUNICATIONS

                   ------------------------------------------------------------
     50,000   (a)  Airtouch Communications, Inc.                                    2,859,375
                   ------------------------------------------------------------
     77,000        Ameritech Corp.                                                  4,167,625
                   ------------------------------------------------------------
    110,000        Bell Atlantic Corp.                                              6,118,750
                   ------------------------------------------------------------
    148,000        SBC Communications, Inc.                                         7,094,750
                   ------------------------------------------------------------  ------------
                   Total                                                           20,240,500

                   ------------------------------------------------------------  ------------
                   ELECTRICAL

                   ------------------------------------------------------------
     68,000        GTE Corp.                                                        4,216,000
                   ------------------------------------------------------------  ------------
                   Total Utilities                                                 24,456,500

                   ------------------------------------------------------------  ------------
                   TRANSPORTATION--0.2%

                   ------------------------------------------------------------
     31,000        Southwest Airlines Co.                                             666,500
                   ------------------------------------------------------------  ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $241,417,117)             377,475,285
                   ------------------------------------------------------------  ------------
(b)REPURCHASE AGREEMENT--3.1%

-------------------------------------------------------------------------------
$12,188,603        Wachovia Bank of NC, NA, Winston-Salem, 5.05%, dated

                   11/30/1998, due 12/1/1998 (AT AMORTIZED COST)                   12,188,603
                   ------------------------------------------------------------  ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $253,605,720)(C)           $389,663,888

                   ------------------------------------------------------------  ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $253,778,258. The net unrealized appreciation of investments on a federal tax basis amounts to $135,885,630 which is comprised of $139,050,136 appreciation and $3,164,506 depreciation at November 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($387,534,646) at November 30, 1998.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


                                                        TREASURY       LIMITED
                                                         MONEY        MATURITY         FIXED
                                                         MARKET      GOVERNMENT        INCOME

                                                          FUND          FUND            FUND

------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value                   $615,782,809   $91,577,251    $222,678,005
Cash                                                            --           --               --
Income receivable                                          152,352    1,129,886        2,734,538
Receivable for investments sold                                 --           --               --
Receivable for shares sold                                      --       20,926          134,778
Deferred expenses                                               --        2,677               --
------------------------------------------------------------------------------------------------
    Total assets                                       615,935,161   92,730,740      225,547,321
------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                               --    3,300,000        7,300,000
Payable for shares redeemed                                  7,158       44,897           24,376
Income distribution payable                              1,468,692      187,615          783,262
Payable to Bank                                            124,810       84,366           56,609
Accrued expenses                                            69,525       30,000           39,907
------------------------------------------------------------------------------------------------
    Total liabilities                                    1,670,185    3,646,878        8,204,154
------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

Paid in capital                                       $614,264,976   $87,984,907    $213,573,615
Net unrealized appreciation of investments                      --      972,991        6,081,353
Accumulated net realized gain (loss) on investments             --       85,034       (2,314,558)
Undistributed net investment income                             --       40,930            2,757
------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                  $614,264,976   $89,083,862    $217,343,167
------------------------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  (net assets / shares outstanding)

  Trust Shares                                               $1.00       $10.07           $10.61
  Investment Shares                                          $1.00       $10.07           $10.61
------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:*

  Trust Shares                                               $1.00       $10.07           $10.61
  Investment Shares                                          $1.00        $9.77**         $10.29**
------------------------------------------------------------------------------------------------
NET ASSETS:

  Trust Shares                                        $524,591,852   $55,627,456    $193,351,427
  Investment Shares                                   $ 89,673,124   $33,456,406    $ 23,991,740
------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:

  Trust Shares                                         524,591,852    5,524,442       18,223,168
  Investment Shares                                     89,673,124    3,322,637        2,261,184
------------------------------------------------------------------------------------------------
Investments, at identified cost                       $615,782,809   $90,604,260    $216,596,652
------------------------------------------------------------------------------------------------
Investments, at tax cost                              $615,782,809   $90,604,260    $216,596,652
------------------------------------------------------------------------------------------------

 * See "What Shares Cost" in the Prospectus.

** Computation of Redemption Proceeds: 97/100 of Net Asset Value.

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


                                                        BALANCED        VALUE           GROWTH
                                                          FUND           FUND            FUND

-------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value                   $120,756,863   $204,404,275    $389,663,888
Cash                                                            --       731,134               --
Income receivable                                          843,090       577,878          380,596
Receivable for investments sold                          2,378,902       149,370        7,512,250
Receivable for shares sold                                  49,789        54,298          196,293
Deferred expenses                                            5,018         4,232               --
-------------------------------------------------------------------------------------------------
    Total assets                                       124,033,662   205,921,187      397,753,027
-------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                        1,203,386            --        9,874,431
Payable for shares redeemed                                 94,803        68,442           47,080
Income distribution payable                                     --            --               --
Capital gain distribution payable                               --            --               --
Payable to Bank                                             21,273            --          210,673
Accrued expenses                                            45,006        48,294           86,197
-------------------------------------------------------------------------------------------------
    Total liabilities                                    1,364,468       116,736       10,218,381
-------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

Paid in capital                                       $ 92,612,747   $159,548,067    $224,818,146
Net unrealized appreciation of investments              25,867,602    31,420,727      136,058,162
Accumulated net realized gain (loss) on investments      3,927,071    14,578,228       26,646,048
Undistributed net investment income                        261,774       257,429           12,290
-------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                  $122,669,194   $205,804,451    $387,534,646
-------------------------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  (net assets / shares outstanding)

  Trust Shares                                              $15.32        $17.28           $20.08
  Investment Shares                                         $15.32        $17.27           $20.08
-------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:*

  Trust Shares                                              $15.32        $17.28           $20.08
  Investment Shares                                         $14.86**      $16.75**         $19.48**
-------------------------------------------------------------------------------------------------
NET ASSETS:

  Trust Shares                                        $ 10,409,338   $157,989,881    $246,612,797
  Investment Shares                                   $112,259,856   $47,814,570     $140,921,849
-------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:

  Trust Shares                                             679,471     9,145,338       12,280,727
  Investment Shares                                      7,329,863     2,768,194        7,018,666
-------------------------------------------------------------------------------------------------
Investments, at identified cost                       $ 94,889,254   $172,983,548    $253,605,720
-------------------------------------------------------------------------------------------------
Investments, at tax cost                              $ 94,889,254   $172,983,548    $253,778,258
-------------------------------------------------------------------------------------------------

 * See "What Shares Cost" in the Prospectus.

** Computation of Redemption Proceeds: 97/100 of Net Asset Value.

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)

STATEMENTS OF OPERATIONS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


                                                    TREASURY        LIMITED
                                                      MONEY        MATURITY         FIXED

                                                     MARKET       GOVERNMENT       INCOME
                                                      FUND           FUND           FUND

--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                           $15,398,251    $5,050,059     $13,385,880
Dividends                                                   --            --              --
--------------------------------------------------------------------------------------------
     Total income                                   15,398,251     5,050,059      13,385,880
--------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory fee                              1,530,439       613,188       1,631,732
Administrative personnel and services fee              322,494        93,041         230,969
Custodian fees                                          56,082        20,020          45,054
Transfer and dividend disbursing agent fees and

  expenses                                             114,146        47,815          50,330
Directors'/Trustees' fees                                4,281         2,564           2,331
Auditing fees                                           19,045        17,056          18,956
Legal fees                                               2,347         2,249           2,607
Portfolio accounting fees                               77,296        53,182          72,096
Distribution services fee--Investment Shares           231,884            --              --
Shareholder services fee--Investment Shares                 --        42,235          28,164
Share registration costs                                49,458        33,795          35,639
Printing and postage                                    10,009         9,642          10,932
Insurance premiums                                       3,782         2,738           1,499
Miscellaneous                                            1,850        17,930              --
--------------------------------------------------------------------------------------------
     Total expenses                                  2,423,113       955,455       2,130,309
Waiver of investment advisory fee                     (765,219)           --              --
--------------------------------------------------------------------------------------------
     Net expenses                                    1,657,894       955,455       2,130,309
--------------------------------------------------------------------------------------------
          Net investment income                     13,740,357     4,094,604      11,255,571
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON

  INVESTMENTS:

Net realized gain (loss) on investments                     --       422,729       1,376,624
Change in unrealized appreciation (depreciation)
  of investments                                            --       666,940       3,374,177
--------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on

       investments                                          --     1,089,669       4,750,801
--------------------------------------------------------------------------------------------
          Change in net assets resulting from

            operations                             $13,740,357    $5,184,273     $16,006,372
--------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)

STATEMENTS OF OPERATIONS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------


                                                      BALANCED         VALUE         GROWTH
                                                        FUND           FUND           FUND

----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                             $ 2,990,041    $   380,535    $   276,736
Dividends                                                750,800      3,918,735      3,613,804
----------------------------------------------------------------------------------------------
     Total income                                      3,740,841      4,299,270      3,890,540
----------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory fee                                  813,891      1,464,460      2,552,575
Administrative personnel and services fee                107,768        194,105        338,064
Custodian fees                                            22,847         39,102         59,071
Transfer and dividend disbursing agent fees and

  expenses                                                49,677         57,862         70,871
Directors'/Trustees' fees                                  2,544          2,391          2,663
Auditing fees                                             16,001         15,744         17,139
Legal fees                                                 1,651          2,296          4,769
Portfolio accounting fees                                 51,893         62,676         86,700
Distribution services fee--Investment Shares                  --             --             --
Shareholder services fee--Investment Shares              133,862         52,705        151,720
Share registration costs                                  36,668         62,017         50,011
Printing and postage                                      17,716         12,579          9,295
Insurance premiums                                         3,036          3,800          4,140
Miscellaneous                                              9,900          8,085             --
----------------------------------------------------------------------------------------------
     Total expenses                                    1,267,454      1,977,822      3,347,018
Waiver of investment advisory fee                             --             --             --
----------------------------------------------------------------------------------------------
     Net expenses                                      1,267,454      1,977,822      3,347,018
----------------------------------------------------------------------------------------------
          Net investment income                        2,473,387      2,321,448        543,522
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                3,927,012     14,577,823     26,736,007
Change in unrealized appreciation (depreciation) of
  investments                                          9,769,350      1,792,241     68,542,924
----------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on

       investments                                    13,696,362     16,370,064     95,278,931
----------------------------------------------------------------------------------------------
          Change in net assets resulting from

            operations                               $16,169,749    $18,691,512    $95,822,453
----------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      LIMITED MATURITY

                                  TREASURY MONEY MARKET FUND           GOVERNMENT FUND              FIXED INCOME FUND

                                ------------------------------   ---------------------------   ----------------------------
                                   YEAR ENDED NOVEMBER 30,         YEAR ENDED NOVEMBER 30,       YEAR ENDED NOVEMBER 30,
                                     1998            1997            1998           1997           1998            1997

---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--

Net investment income           $   13,740,357   $   8,513,843   $  4,094,604   $  3,890,075   $  11,255,571   $  9,718,987
Net realized gain (loss) on
  investments                               --              --        422,729        (39,130)      1,376,624        (81,761)
Net change in unrealized
  appreciation (depreciation)

  of investments                            --              --        666,940        (46,941)      3,374,177      1,337,161
---------------------------------------------------------------------------------------------------------------------------
    Change in net assets
      resulting from

      operations                    13,740,357       8,513,843      5,184,273      3,804,004      16,006,372     10,974,387
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO

  SHAREHOLDERS--

Distributions from net
  investment income:

    Trust Shares                   (11,324,148)     (6,495,920)    (1,381,758)            --      (5,320,193)            --
    Investment Shares               (2,416,209)     (2,017,923)    (2,690,862)    (3,890,075)     (5,936,405)    (9,764,674)
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from
        distributions to

        shareholders               (13,740,357)     (8,513,843)    (4,072,620)    (3,890,075)    (11,256,598)    (9,764,674)
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--

Proceeds from sale of shares     1,114,417,737     713,612,216     93,303,815     36,443,415     310,752,824     66,831,851
Net asset value of shares
  issued to shareholders in
  payment of dividends

  declared                           3,841,391       3,161,478      1,329,677      1,467,180         631,337        548,710
Cost of shares redeemed           (715,989,367)   (647,183,526)   (86,282,554)   (21,934,772)   (282,854,601)   (37,466,806)
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from share

        transactions               402,269,761      69,590,168      8,350,938     15,975,823      28,529,560     29,913,755
---------------------------------------------------------------------------------------------------------------------------
          Change in net assets     402,269,761      69,590,168      9,462,591     15,889,752      33,279,334     31,123,468
NET ASSETS:
Beginning of period                211,995,215     142,405,047     79,621,271     63,731,519     184,063,833    152,940,365
---------------------------------------------------------------------------------------------------------------------------
End of period                   $  614,264,976   $ 211,995,215   $ 89,083,862   $ 79,621,271   $ 217,343,167   $184,063,833
---------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income included in net

  assets at end of period                   --              --   $     40,930   $     18,946   $       2,757   $      3,784
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) as computed

  for federal tax purposes                  --              --   $    432,001   $    (39,130)  $   1,376,624   $    (81,761)
---------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                        BALANCED FUND                   VALUE FUND                    GROWTH FUND

                                 ---------------------------   ----------------------------   ----------------------------
                                   YEAR ENDED NOVEMBER 30,       YEAR ENDED NOVEMBER 30,        YEAR ENDED NOVEMBER 30,
                                     1998           1997           1998            1997           1998            1997

--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
OPERATIONS--

Net investment income            $  2,473,387   $  1,966,484   $   2,321,448   $  1,635,685   $     543,522   $  1,088,123
Net realized gain (loss) on
  investments                       3,927,012      2,450,885      14,577,823      3,981,222      26,736,007     29,067,961
Net change in unrealized
  appreciation(depreciation) of

  investments                       9,769,350      6,641,686       1,792,241     16,758,345      68,542,924     19,488,108
--------------------------------------------------------------------------------------------------------------------------
    Change in net assets

      resulting from operations    16,169,749     11,059,055      18,691,512     22,375,252      95,822,453     49,644,192
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net
  investment income:

    Trust Shares                     (121,848)            --      (1,022,894)            --        (217,639)            --
    Investment Shares              (2,404,098)    (1,975,632)     (1,340,616)    (1,593,979)       (421,625)    (1,080,251)
Distributions from net realized
  gain on investment

  transactions:

    Trust shares                           --             --              --             --              --             --
    Investment Shares              (2,449,878)    (1,475,295)     (3,980,849)    (3,888,698)    (29,158,060)    (9,157,167)
--------------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from
        distributions to

        shareholders               (4,975,824)    (3,450,927)     (6,344,359)    (5,482,677)    (29,797,324)   (10,237,418)
--------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--

Proceeds from sale of shares       47,945,804     23,156,324     236,035,007     64,485,140     328,001,520    102,214,322
Net asset value of shares
  issued to shareholders in

  payment of dividends declared     4,425,146      3,266,797         875,469        415,500       7,454,900      2,218,235
Cost of shares redeemed           (23,968,895)   (10,278,832)   (195,984,467)   (12,833,896)   (288,953,371)   (44,353,846)
--------------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from share

        transactions               28,402,055     16,144,289      40,926,009     52,066,744      46,503,049     60,078,711
--------------------------------------------------------------------------------------------------------------------------
          Change in net assets     39,595,980     23,752,417      53,273,162     68,959,319     112,528,178     99,485,485
NET ASSETS:
Beginning of period                83,073,214     59,320,797     152,531,289     83,571,970     275,006,468    175,520,983
--------------------------------------------------------------------------------------------------------------------------
End of period                    $122,669,194   $ 83,073,214   $ 205,804,451   $152,531,289   $ 387,534,646   $275,006,468
--------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income included in net assets

  at end of period               $    261,774   $    314,333   $     257,429   $    299,491   $      12,290   $    108,032
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) as computed for

  federal tax purposes           $  3,927,012   $  2,450,652   $  14,577,823   $  3,980,619   $  26,815,920   $ 29,067,961
--------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS--FINANCIAL HIGHLIGHTS
(FORMERLY, FIRST PRIORITY FUNDS)

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                   DISTRIBUTIONS FROM

                       NET ASSET                   NET REALIZED                    DISTRIBUTIONS      NET REALIZED
                         VALUE,        NET        AND UNREALIZED     TOTAL FROM      FROM NET            GAIN ON

     YEAR ENDED        BEGINNING    INVESTMENT     GAIN/(LOSS)       INVESTMENT     INVESTMENT         INVESTMENT
    NOVEMBER 30,       OF PERIOD      INCOME      ON INVESTMENTS     OPERATIONS       INCOME          TRANSACTIONS

----------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND--TRUST SHARES
1994                     $ 1.00        0.04              --             0.04           (0.04)                --
1995                     $ 1.00        0.05              --             0.05           (0.05)                --
1996                     $ 1.00        0.05              --             0.05           (0.05)                --
1997                     $ 1.00        0.05              --             0.05           (0.05)                --
1998                     $ 1.00        0.05              --             0.05           (0.05)                --
TREASURY MONEY MARKET FUND--INVESTMENT SHARES

1994                     $ 1.00        0.03              --             0.03           (0.03)                --
1995                     $ 1.00        0.04              --             0.04           (0.04)                --
1996                     $ 1.00        0.04              --             0.04           (0.04)                --
1997                     $ 1.00        0.04              --             0.04           (0.04)                --
1998                     $ 1.00        0.04              --             0.04           (0.04)                --
LIMITED MATURITY GOVERNMENT FUND--TRUST SHARES

1998(a)                  $ 9.96        0.25            0.11             0.36           (0.25)                --
LIMITED MATURITY GOVERNMENT FUND--INVESTMENT SHARES
1994(b)                  $10.00        0.42           (0.40)            0.02           (0.42)                --
1995                     $ 9.60        0.51            0.44             0.95           (0.51)                --
1996                     $10.04        0.50           (0.08)            0.42           (0.50)                --
1997                     $ 9.96        0.49           (0.02)            0.47           (0.49)                --
1998                     $ 9.94        0.46            0.13             0.59           (0.46)                --
FIXED INCOME FUND--TRUST SHARES

1992(c)                  $ 9.90        0.38            0.37             0.75           (0.38)                --
1993                     $10.27        0.51            0.50             1.01           (0.51)             (0.10)
1994                     $10.67        0.54           (1.01)           (0.47)          (0.53)             (0.20)
1995(d)                  $ 9.46        0.09            0.11             0.20           (0.09)                --
1998(a)                  $10.39        0.28            0.22             0.50           (0.28)                --
FIXED INCOME FUND--INVESTMENT SHARES

1994                     $10.67        0.51           (1.01)           (0.50)          (0.50)             (0.20)
1995                     $ 9.46        0.52            0.90             1.42           (0.54)                --
1996                     $10.34        0.54            0.02             0.56           (0.54)                --
1997                     $10.36        0.58            0.02             0.60           (0.59)                --
1998                     $10.37        0.53            0.24             0.77           (0.53)                --


                       DISTRIBUTIONS

                         IN EXCESS
                           OF NET

     YEAR ENDED          INVESTMENT
    NOVEMBER 30,           INCOME

TREASURY MONEY MARKET
1994                          --
1995                          --
1996                          --
1997                          --
1998                          --
TREASURY MONEY MARKET
1994                          --
1995                          --
1996                          --
1997                          --
1998                          --
LIMITED MATURITY GOVE
1998(a)                       --
LIMITED MATURITY GOVE
1994(b)                       --
1995                          --
1996                          --
1997                          --
1998                          --
FIXED INCOME FUND--TR
1992(c)                       --
1993                          --
1994                       (0.01)(e)
1995(d)                       --
1998(a)                       --
FIXED INCOME FUND--IN
1994                       (0.01)(e)
1995                          --
1996                          --
1997                          --
1998                          --


(a) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(b) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.

(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The fund resumed offering Trust Shares as of May 20, 1998.

(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.


                                                 RATIOS TO AVERAGE NET ASSETS

                                           -----------------------------------------
                 NET ASSET                                NET           EXPENSE         NET ASSETS,
    TOTAL       VALUE, END      TOTAL                 INVESTMENT        WAIVER/        END OF PERIOD    PORTFOLIO
DISTRIBUTIONS    OF PERIOD    RETURN(F)    EXPENSES     INCOME      REIMBURSEMENT(H)   (000 OMITTED)     TURNOVER
------------------------------------------------------------------------------------------------------------------
    (0.04)        $ 1.00         3.59%       0.32%        3.49%           0.50%           $ 91,008          --
    (0.05)        $ 1.00         5.48%       0.33%        5.35%           0.50%           $109,368          --
    (0.05)        $ 1.00         4.83%       0.52%        4.71%           0.29%           $101,786          --
    (0.05)        $ 1.00         4.81%       0.52%        4.71%           0.25%           $166,035          --
    (0.05)        $ 1.00         4.71%       0.47%        4.57%           0.25%           $524,592
    (0.03)        $ 1.00         3.18%       0.72%        3.09%           0.50%           $ 16,571          --
    (0.04)        $ 1.00         5.06%       0.73%        4.98%           0.50%           $ 28,930          --
    (0.04)        $ 1.00         4.41%       0.92%        4.31%           0.29%           $ 40,619          --
    (0.04)        $ 1.00         4.39%       0.92%        4.31%           0.25%           $ 45,960          --
    (0.04)        $ 1.00         4.30%       0.87%        4.17%           0.25%           $ 89,673
    (0.25)        $10.07         3.59%       1.04%(g)     4.73%(g)          --            $ 55,627          69%
    (0.42)        $ 9.60         0.19%       0.38%(g)     4.45%(g)        0.70%(g)        $ 48,526           3%
    (0.51)        $10.04        10.12%       0.61%        5.26%           0.49%           $ 63,078          26%
    (0.50)        $ 9.96         4.37%       1.01%        5.09%           0.08%           $ 63,732          48%
    (0.49)        $ 9.94         4.81%       0.99%        4.91%             --            $ 79,621          40%
    (0.46)        $10.07         6.05%       1.12%        4.65%             --            $ 33,456          69%
    (0.38)        $10.27         7.66%       0.77%(g)     6.02%(g)        0.29%(g)        $ 96,354          44%
    (0.61)        $10.67        10.14%       0.84%        4.80%           0.25%           $169,881          83%
    (0.74)        $ 9.46        (4.55%)      0.79%        5.44%           0.25%           $153,289          24%
    (0.09)        $ 9.57         2.11%       0.82%(g)     5.79%(g)        0.25%(g)              --          --
    (0.28)        $10.61         4.87%       0.97%(g)     5.19%(g)          --            $193,351          64%
    (0.71)        $ 9.46        (4.83%)      1.09%        5.14%           0.25%           $  9,645          24%
    (0.54)        $10.34        15.37%       1.02%        5.25%             --            $160,286          45%
    (0.54)        $10.36         5.66%       1.02%        5.38%             --            $152,940          52%
    (0.59)        $10.37         5.99%       0.97%        5.73%             --            $184,064          37%
    (0.53)        $10.61         7.60%       0.99%        5.17%             --            $ 23,992          64%

(f) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(g) Computed on an annualized basis.

(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

REGIONS FUNDS--FINANCIAL HIGHLIGHTS
(FORMERLY, FIRST PRIORITY FUNDS)

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                   DISTRIBUTIONS FROM

                       NET ASSET                   NET REALIZED                    DISTRIBUTIONS      NET REALIZED
                         VALUE,        NET        AND UNREALIZED     TOTAL FROM      FROM NET            GAIN ON

     YEAR ENDED        BEGINNING    INVESTMENT     GAIN/(LOSS)       INVESTMENT     INVESTMENT         INVESTMENT
    NOVEMBER 30,       OF PERIOD      INCOME      ON INVESTMENTS     OPERATIONS       INCOME          TRANSACTIONS

----------------------------------------------------------------------------------------------------------------------
BALANCED FUND--TRUST SHARES
1998(a)                  $14.52        0.19            0.80             0.99           (0.19)                --
BALANCED FUND--INVESTMENT SHARES

1995(b)                  $10.00        0.44            1.38             1.82           (0.36)                --
1996                     $11.46        0.41            1.27             1.68           (0.42)             (0.21)
1997                     $12.51        0.36            1.60             1.96           (0.37)             (0.31)
1998                     $13.79        0.35            1.96             2.31           (0.37)             (0.41)
VALUE FUND--TRUST SHARES

1998(a)                  $17.31        0.10           (0.02)            0.08           (0.11)                --
VALUE FUND--INVESTMENT SHARES
1995(b)                  $10.00        0.40            1.98             2.38           (0.34)                --
1996                     $12.04        0.27            2.22             2.49           (0.29)             (0.35)
1997                     $13.89        0.22            2.94             3.16           (0.21)             (0.66)
1998                     $16.18        0.22            1.50             1.72           (0.21)             (0.42)
GROWTH FUND--TRUST SHARES

1992(c)                  $ 9.86        0.14            0.77             0.91           (0.11)                --
1993                     $10.66        0.18           (0.03)            0.15           (0.18)             (0.12)
1994                     $10.51        0.25           (0.10)            0.15           (0.23)             (0.07)
1995(d)                  $10.36        0.08            0.02             0.10           (0.08)             (0.33)
1998(a)                  $17.81        0.02            2.27             2.29           (0.02)                --
GROWTH FUND--INVESTMENT SHARES

1994                     $10.51        0.21           (0.09)            0.12           (0.20)             (0.07)
1995                     $10.36        0.18            2.10             2.28           (0.21)             (0.33)
1996                     $12.10        0.12            3.12             3.24           (0.15)             (0.55)
1997                     $14.64        0.07            3.01             3.08           (0.07)             (0.76)
1998                     $16.89        0.02            5.00             5.02           (0.03)             (1.80)


                       DISTRIBUTIONS

                         IN EXCESS
                           OF NET

     YEAR ENDED          INVESTMENT
    NOVEMBER 30,           INCOME

----------------------------------------------------
BALANCED FUND--TRUST
1998(a)                       --
BALANCED FUND--INVEST
1995(b)                       --
1996                          --
1997                          --
1998                          --
VALUE FUND--TRUST SHA
1998(a)                       --
VALUE FUND--INVESTMEN
1995(b)                       --
1996                          --
1997                          --
1998                          --
GROWTH FUND--TRUST SH
1992(c)                       --
1993                          --
1994                          --
1995(d)                       --
1998(a)                       --
GROWTH FUND--INVESTME
1994                          --
1995                          --
1996                          --
1997                          --
1998                          --

(a) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(b) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The fund resumed offering Trust Shares as of May 20, 1998.

(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


                                                 RATIOS TO AVERAGE NET ASSETS

                                           -----------------------------------------
                 NET ASSET                                NET           EXPENSE         NET ASSETS,
    TOTAL       VALUE, END      TOTAL                 INVESTMENT        WAIVER/        END OF PERIOD    PORTFOLIO
DISTRIBUTIONS    OF PERIOD    RETURN(F)    EXPENSES     INCOME      REIMBURSEMENT(H)   (000 OMITTED)     TURNOVER
------------------------------------------------------------------------------------------------------------------
    (0.19)        $15.32         6.89%       1.11%(g)     2.56%(g)          --            $ 10,409          31%
                                                                          0.56%

    (0.36)        $11.46        18.50%       0.61%(g)     4.34%(g)            (g)         $ 51,197          49%
    (0.63)        $12.51        15.35%       1.13%        3.60%           0.09%           $ 59,321          41%
    (0.68)        $13.79        16.34%       1.11%        2.73%             --            $ 83,073          34%
    (0.78)        $15.32        17.49%       1.25%        2.42%             --            $112,260          31%
    (0.11)        $17.28         0.50%       1.06%(g)     1.29%(g)          --            $157,990          63%
                                                                          0.55%

    (0.34)        $12.04        24.14%       0.69%(g)     3.93%(g)            (g)         $ 45,424          76%
    (0.64)        $13.89        21.72%       1.11%        2.29%           0.06%           $ 83,572          58%
    (0.87)        $16.18        24.08%       1.04%        1.50%             --            $152,531          31%
    (0.63)        $17.27        11.00%       1.11%        1.24%             --            $ 47,815          63%
                                                                          0.35%

    (0.11)        $10.66         9.28%       0.76%(g)     2.28%(g)            (g)         $102,822          30%
    (0.30)        $10.51         1.43%       0.84%        1.85%           0.30%           $154,185          74%
    (0.30)        $10.36         1.42%       0.79%        2.32%           0.30%           $143,876          66%
    (0.41)        $10.05         1.00%       0.83%(g)     2.76%(g)        0.30%(g)              --          --
    (0.02)        $20.08        12.85%       1.00%(g)     0.22%(g)          --            $246,613          41%
    (0.27)        $10.36         1.11%       1.09%        2.02%           0.30%           $  6,131          66%
    (0.54)        $12.10        23.01%       1.03%        1.61%           0.05%           $154,297         110%
    (0.70)        $14.64        28.22%       1.05%        0.98%           0.01%           $175,521          56%
    (0.83)        $16.89        22.37%       1.01%        0.45%             --            $275,006          40%
    (1.83)        $20.08        33.81%       1.08%        0.12%             --            $140,922          41%

(f) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(g) Computed on an annualized basis.

(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

REGIONS FUNDS
(FORMERLY, FIRST PRIORITY FUNDS)
COMBINED NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1998

--------------------------------------------------------------------------------

(1) ORGANIZATION

Regions Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 1998, which are presented herein:


PORTFOLIO NAME                                       INVESTMENT OBJECTIVE

---------------------------------------------------------------------------------------------------
Regions Treasury Money Market Fund                   Current income consistent with stability of
("Treasury Money Market Fund")                       principal and liquidity. The Fund pursues its

                                                     objective by investing primarily in a
                                                     diversified portfolio limited to short-term
                                                     U.S. treasury obligations.

---------------------------------------------------------------------------------------------------
Regions Limited Maturity Government Fund             Current income. The Fund pursues its objective
("Limited Maturity Government Fund")                 by investing in a diversified portfolio

                                                     consisting primarily of securities which are
                                                     guaranteed as to payment of principal and
                                                     interest by the U.S. government, its agencies,
                                                     or instrumentalities.

---------------------------------------------------------------------------------------------------
Regions Fixed Income Fund                            Current income with a secondary objective of
("Fixed Income Fund")                                capital appreciation. The Fund pursues its

                                                     objective by investing primarily in a broad
                                                     range of high grade debt securities.

---------------------------------------------------------------------------------------------------
Regions Balanced Fund                                Total return through capital appreciation,
("Balanced Fund")                                    dividends, and interest. The Fund pursues its

                                                     objective by investing primarily in a
                                                     diversified portfolio of common stocks,
                                                     preferred stocks, fixed-income senior
                                                     securities, and convertible securities.

---------------------------------------------------------------------------------------------------
Regions Value Fund                                   Income and growth of capital. The Fund pursues
("Value Fund")                                       its objective by investing primarily in a

                                                     diversified portfolio of income-producing
                                                     equity securities, including convertible

                                                     securities.

---------------------------------------------------------------------------------------------------
Regions Growth Fund                                  Growth of capital and income. The Fund pursues
("Growth Fund")                                      its objective by investing principally in a

                                                     diversified portfolio of common stocks of
                                                     companies with market capitalizations of at
                                                     least $250 million.

---------------------------------------------------------------------------------------------------

The Funds offer both Trust and Investment classes of shares. Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with the Act's Rule 12b-1 and have a Shareholders Services Agreement (except, Treasury Money Market
Fund). The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

REGIONS FUNDS

--------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At November 30, 1998, the Fixed Income Fund, for federal tax purposes, had capital loss carryforwards, of $2,313,647, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards of the Fixed Income Fund will expire in, 2003 ($2,216,582), 2004 ($15,304), and 2005 ($81,761).

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

REGIONS FUNDS

--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period of up to five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund shares were as follows:


                                                          TREASURY MONEY MARKET FUND


-------------------------------------------------------------------------------------------


                                                       YEAR ENDED            YEAR ENDED

                  TRUST SHARES                     NOVEMBER 30, 1998     NOVEMBER 30, 1997
-------------------------------------------------------------------------------------------
Shares sold                                            735,928,297           398,538,313
Shares issued to shareholders in payment of

distributions declared                                   1,531,724             1,205,548
Shares redeemed                                       (378,903,313)         (335,497,366)
                                                      ------------         -------------
  Net change resulting from Trust Share

  transactions                                         358,556,708            64,246,495
                                                      ------------         -------------

                                                          TREASURY MONEY MARKET FUND


-------------------------------------------------------------------------------------------


                                                       YEAR ENDED            YEAR ENDED

                INVESTMENT SHARES                  NOVEMBER 30, 1998     NOVEMBER 30, 1997
-------------------------------------------------------------------------------------------
Shares sold                                            378,489,440           315,073,903
Shares issued to shareholders in payment of

distributions declared                                   2,309,667             1,955,930
Shares redeemed                                       (337,086,054)         (311,686,160)
                                                      ------------         -------------
  Net change resulting from Investment Share

  transactions                                          43,713,053             5,343,673
                                                      ------------         -------------
  Net change resulting from Fund Share

  transactions                                         402,269,761            69,590,168
                                                      ------------         -------------

REGIONS FUNDS

--------------------------------------------------------------------------------

                                                               LIMITED MATURITY
                                                               GOVERNMENT FUND

                                                   ----------------------------------------
                                                                  YEAR ENDED

                                                              NOVEMBER 30, 1998

-------------------------------------------------------------------------------------------
                  TRUST SHARES                           SHARES               DOLLARS

-------------------------------------------------------------------------------------------
Shares sold                                              6,735,107          $ 67,149,621
Shares issued to shareholders in payment of

distributions declared                                          --                    --
Shares redeemed                                         (1,210,665)          (12,176,882)
                                                      ------------          ------------
  Net change resulting from Trust Share

  transactions                                           5,524,442          $ 54,972,739
                                                      ------------          ------------


                                                   LIMITED MATURITY GOVERNMENT FUND

                                      ----------------------------------------------------------
                                               YEAR ENDED                    YEAR ENDED
                                            NOVEMBER 30, 1998             NOVEMBER 30, 1997

------------------------------------------------------------------------------------------------
         INVESTMENT SHARES               SHARES        DOLLARS          SHARES        DOLLARS

------------------------------------------------------------------------------------------------
Shares sold                              2,615,874   $ 26,154,194       3,681,490   $ 36,443,415
Shares issued to shareholders in
payment of distributions declared          132,888      1,329,677         148,261      1,467,180
Shares redeemed                         (7,438,036)   (74,105,672)     (2,217,857)   (21,934,772)

                                      ------------   ------------    ------------   ------------
  Net change resulting from

  Investment Share transactions         (4,689,274)  $(46,621,801)      1,611,894   $ 15,975,823
                                      ------------   ------------    ------------   ------------
  Net change resulting from Fund

  Share transactions                       835,168   $  8,350,938       1,611,894   $ 15,975,823
                                      ------------   ------------    ------------   ------------


                                                              FIXED INCOME FUND

                                                   ----------------------------------------
                                                                  YEAR ENDED

                                                              NOVEMBER 30, 1998

-------------------------------------------------------------------------------------------
                  TRUST SHARES                           SHARES               DOLLARS

-------------------------------------------------------------------------------------------
Shares sold                                             23,040,304         $ 239,713,263
Shares issued to shareholders in payment of

distributions declared                                          --                    --
Shares redeemed                                         (4,817,136)          (50,660,238)
                                                      ------------         -------------
  Net change resulting from Trust Share

  transactions                                          18,223,168         $ 189,053,025
                                                      ------------         -------------

REGIONS FUNDS

--------------------------------------------------------------------------------

                                                          FIXED INCOME FUND

                                     -----------------------------------------------------------
                                               YEAR ENDED                     YEAR ENDED
                                           NOVEMBER 30, 1998              NOVEMBER 30, 1997

------------------------------------------------------------------------------------------------
         INVESTMENT SHARES              SHARES         DOLLARS          SHARES        DOLLARS

------------------------------------------------------------------------------------------------
Shares sold                             6,793,437   $  71,039,561       6,594,521   $ 66,831,851
Shares issued to shareholders in
payment of distributions declared          60,137         631,337          53,609        548,710
Shares redeemed                       (22,342,465)   (232,194,363)     (3,661,175)   (37,466,806)

                                     ------------   -------------    ------------   ------------
  Net change resulting from

  Investment Share transactions       (15,488,891)  $(160,523,465)      2,986,955   $ 29,913,755
                                     ------------   -------------    ------------   ------------
  Net change resulting from Fund

  Share transactions                    2,734,277   $  28,529,560       2,986,955   $ 29,913,755
                                     ------------   -------------    ------------   ------------


                                                                BALANCED FUND

                                                   ----------------------------------------
                                                                 YEAR ENDED

                                                              NOVEMBER 30, 1998

-------------------------------------------------------------------------------------------
                  TRUST SHARES                           SHARES               DOLLARS

-------------------------------------------------------------------------------------------
Shares sold                                              856,181            $12,458,022
Shares issued to shareholders in payment of

distributions declared                                        --                     --
Shares redeemed                                         (176,710)            (2,601,037)
                                                        --------            -----------
  Net change resulting from Trust Share

  transactions                                           679,471            $ 9,856,985
                                                        --------            -----------


                                                             BALANCED FUND

                                        --------------------------------------------------------
                                                YEAR ENDED                    YEAR ENDED
                                            NOVEMBER 30, 1998             NOVEMBER 30, 1997

------------------------------------------------------------------------------------------------
          INVESTMENT SHARES               SHARES        DOLLARS         SHARES        DOLLARS

------------------------------------------------------------------------------------------------
Shares sold                              2,457,275    $ 35,487,782     1,822,756    $ 23,156,324
Shares issued to shareholders in
payment of distributions declared          323,756       4,425,146       262,460       3,266,797
Shares redeemed                         (1,475,046)    (21,367,858)     (801,716)    (10,278,832)

                                        ----------    ------------     ---------    ------------
  Net change resulting from Investment

  Share transactions                     1,305,985    $ 18,545,070     1,283,500    $ 16,144,289
                                        ----------    ------------     ---------    ------------
  Net change resulting from Fund Share

  transactions                           1,985,456    $ 28,402,055     1,283,500    $ 16,144,289
                                        ----------    ------------     ---------    ------------

REGIONS FUNDS

--------------------------------------------------------------------------------

                                                                  VALUE FUND

                                                   ----------------------------------------
                                                                  YEAR ENDED

                                                              NOVEMBER 30, 1998

-------------------------------------------------------------------------------------------
                  TRUST SHARES                           SHARES               DOLLARS

-------------------------------------------------------------------------------------------
Shares sold                                            10,264,378           $176,521,417

Shares issued to shareholders in payment of

distributions declared                                         --                     --
Shares redeemed                                        (1,119,040)           (18,102,094)
                                                       ----------           ------------
  Net change resulting from Trust Share

  transactions                                          9,145,338           $158,419,323
                                                       ----------           ------------


                                                              VALUE FUND

                                       ---------------------------------------------------------
                                               YEAR ENDED                    YEAR ENDED
                                            NOVEMBER 30, 1998             NOVEMBER 30, 1997

------------------------------------------------------------------------------------------------
          INVESTMENT SHARES              SHARES         DOLLARS         SHARES        DOLLARS

------------------------------------------------------------------------------------------------
Shares sold                              3,622,183   $  59,513,590     4,248,626    $ 64,485,140
Shares issued to shareholders in
payment of distributions declared           55,619         875,469        29,973         415,500
Shares redeemed                        (10,339,476)   (177,882,373)     (866,846)    (12,833,896)

                                       -----------   -------------     ---------    ------------
  Net change resulting from

  Investment Share transactions         (6,661,674)  $(117,493,314)    3,411,753    $ 52,066,744
                                       -----------   -------------     ---------    ------------
  Net change resulting from Fund

  Share transactions                     2,483,664   $  40,926,009     3,411,753    $ 52,066,744
                                       -----------   -------------     ---------    ------------


                                                                 GROWTH FUND

                                                   ----------------------------------------
                                                                  YEAR ENDED

                                                              NOVEMBER 30, 1998

-------------------------------------------------------------------------------------------
                  TRUST SHARES                           SHARES               DOLLARS

-------------------------------------------------------------------------------------------
Shares sold                                            13,907,936           $245,366,236

Shares issued to shareholders in payment of

distributions declared                                         --                     --
Shares redeemed                                        (1,627,209)           (29,392,290)
                                                       ----------           ------------
  Net change resulting from Trust Share

  transactions                                         12,280,727           $215,973,946
                                                       ----------           ------------

REGIONS FUNDS

--------------------------------------------------------------------------------

                                                              GROWTH FUND

                                       ---------------------------------------------------------
                                               YEAR ENDED                    YEAR ENDED
                                            NOVEMBER 30, 1998             NOVEMBER 30, 1997

------------------------------------------------------------------------------------------------
          INVESTMENT SHARES              SHARES         DOLLARS         SHARES        DOLLARS

------------------------------------------------------------------------------------------------
Shares sold                              4,942,544   $  82,635,284     6,984,817    $102,214,322
Shares issued to shareholders in
payment of distributions declared          512,106       7,454,900       160,544       2,218,235
Shares redeemed                        (14,721,586)   (259,561,081)   (2,852,310)    (44,353,846)

                                       -----------   -------------    ----------    ------------
  Net change resulting from

  Investment Share transactions         (9,266,936)  $(169,470,897)    4,293,051    $ 60,078,711
                                       -----------   -------------    ----------    ------------
  Net change resulting from Fund

  Share transactions                     3,013,791   $  46,503,049     4,293,051    $ 60,078,711
                                       -----------   -------------    ----------    ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Capital Management Group, a unit of the Trust Division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust's investment adviser (the "Adviser"), and receives for its services an annual investment advisory fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


FUND                                                          ANNUAL RATE

------------------------------------------------------------  -----------
Treasury Money Market Fund                                       0.50%

------------------------------------------------------------
Limited Maturity Government Fund                                 0.70%

------------------------------------------------------------
Fixed Income Fund                                                0.75%

------------------------------------------------------------
Balanced Fund                                                    0.80%

------------------------------------------------------------
Value Fund                                                       0.80%

------------------------------------------------------------
Growth Fund                                                      0.80%

------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the

REGIONS FUNDS

--------------------------------------------------------------------------------

Funds may incur distribution expenses according to the following schedule, annually, to compensate FSC.


                                                                  % OF AVG.
                                                              DAILY NET ASSETS

                                                               OF EACH FUND'S

FUND NAME                                                     INVESTMENT SHARES

------------------------------------------------------------  -----------------
Treasury Money Market Fund                                          0.40%
------------------------------------------------------------
Limited Maturity Government Fund                                    0.25%

------------------------------------------------------------
Fixed Income Fund                                                   0.30%

------------------------------------------------------------
Balanced Fund                                                       0.30%

------------------------------------------------------------
Value Fund                                                          0.30%

------------------------------------------------------------
Growth Fund                                                         0.30%

------------------------------------------------------------

For the year ended November 30, 1998 Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds, except Treasury Money Market Fund, will pay FSSC based upon a percentage of each Fund's Investment Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.


                                                                  % OF AVG.
                                                              DAILY NET ASSETS

                                                               OF EACH FUND'S

FUND NAME                                                     INVESTMENT SHARES

------------------------------------------------------------  -----------------
Limited Maturity Government Fund                                    0.25%
------------------------------------------------------------
Fixed Income Fund                                                   0.25%

------------------------------------------------------------
Balanced Fund                                                       0.25%

------------------------------------------------------------
Value Fund                                                          0.25%

------------------------------------------------------------
Growth Fund                                                         0.25%

------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the year ended November 30, 1998, the Treasury Money Market Fund engaged in purchase and sale transactions with mutual funds and/or common trust funds that have a common investment adviser (or affiliated investment advisers), common Director/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $142,841,701 and $113,309,060, respectively.

CUSTODIAN FEES--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

REGIONS FUNDS

--------------------------------------------------------------------------------

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the Funds' effective dates. For the year ended November 30, 1998, the Funds paid FAS, pursuant to this agreement, as follows:


                                                                 INITIAL          ORGANIZATIONAL
                                                              ORGANIZATIONAL         EXPENSES

FUND                                                             EXPENSES           REIMBURSED

--------------------------------------------------------         --------           ----------
Limited Maturity Government Fund                                 $26,082              $2,674
--------------------------------------------------------
Balanced Fund                                                    $24,457              $1,664
--------------------------------------------------------
Value Fund                                                       $18,322              $1,411
--------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1998, were as follows:


FUND                                                           PURCHASES           SALES

------------------------------------------------------------   ---------           -----
Limited Maturity Government Fund                              $ 66,355,587      $ 58,447,250

------------------------------------------------------------
Fixed Income Fund                                             $160,292,074      $134,271,196
------------------------------------------------------------
Balanced Fund                                                 $ 52,431,463      $ 29,971,428
------------------------------------------------------------
Value Fund                                                    $144,520,604      $109,616,015
------------------------------------------------------------
Growth Fund                                                   $143,441,194      $129,187,815
------------------------------------------------------------

(6) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

(7) SUBSEQUENT EVENT

Subsequent to the year ended November 30, 1998, the Trust added Regions Aggressive Growth Fund to the series, which became effective December 2, 1998.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

To the Board of Trustees and the Shareholders of REGIONS FUNDS (formerly, First Priority Funds):

We have audited the accompanying statements of assets and liabilities of Regions Funds (formerly, First Priority Funds) (comprising the following portfolios:
Regions Treasury Money Market Fund, Regions Limited Maturity Government Fund, Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund and Regions Growth Fund), including the schedules of investments, as of November 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 1998 and 1997, and the financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Regions Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Regions Funds as of November 30, 1998, the results of their operations, the changes in their net assets and their financial highlights for the respective periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 14, 1999


TRUSTEES                                                 OFFICERS

-----------------------------------------------------------------------------------------------
John F. Donahue                                          John F. Donahue
Thomas G. Bigley                                         Chairman
John T. Conroy, Jr.                                      Edward C. Gonzales
Nicholas P. Constantakis                                 President and Treasurer
William J. Copeland                                      J. Christopher Donahue
James E. Dowd, Esq.                                      Executive Vice President
Lawrence D. Ellis, M.D.                                  John W. McGonigle
Edward L. Flaherty, Jr., Esq.                            Executive Vice President and Secretary
Edward C. Gonzales                                       Richard B. Fisher
Peter E. Madden                                          Vice President
John E. Murray, Jr., J.D., S.J.D.                        Charles L. Davis, Jr.
Wesley W. Posvar                                         Vice President and Assistant Treasurer
Marjorie P. Smuts                                        Gail Cagney
                                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

-------------------------------------------------------- Regions(R)
     Cusip 75913Q886     Cusip 75913Q878                    Funds

     Cusip 75913Q860     Cusip 75913Q852
     Cusip 75913Q704     Cusip 75913Q803
     Cusip 75913Q100     Cusip 75913Q209
     Cusip 75913Q506     Cusip 75913Q605
     Cusip 75913Q308     Cusip 75913Q407

     Cusip 75913Q845

     007575 (1/99)

                                    APPENDIX

     A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Limited Maturity Government Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate Index (the "Merrill Lynch Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 5/20/98 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the Merrill Lynch Index. The ending values were $25,898 and $25,988, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Total Returns from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/98. The total return was 3.59%.

     A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Limited Maturity Government Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate Index (the "Merrill Lynch Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 12/12/93 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the Merrill Lynch Index. The ending values were $12,543 and $13,407, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year period ended 11/30/98 and from the start of performance of the Fund's Investment Shares (12/12/93) to 11/30/98. The total returns were 3.05% and 5.10%, respectively.

     A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Fixed Income Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-10 Year Government/Corporate Index (the "Merrill Lynch Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 5/20/98 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the Merrill Lynch Index. The ending values were $26,218 and $26,258, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Total Returns from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/98. The total return was 4.87%.

     A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Fixed Income Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-10 Year Government/Corporate Index (the "Merrill Lynch Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the Merrill Lynch Index. The "x" axis reflects computation periods from 4/20/92 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the Merrill Lynch Index. The ending values were $15,303 and $16,073, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/98 and from the start of performance of the Fund's Investment Shares (4/20/92) to 11/30/98. The total returns were 4.60%, 5.76% and 6.97%, respectively.

     A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Balanced Fund (the "Fund") are represented by a solid line. The S&P 500/Lehman Brothers Government/Corporate Index (the "S&P/Lehman Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the S&P/Lehman Index. The "x" axis reflects computation periods from 5/20/98 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the S&P/Lehman Index. The ending values were $26,723 and $26,613, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Total Returns from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/98. The total return was 6.89%.

     A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Balanced Fund (the "Fund") are represented by a solid line. The S&P 500/Lehman Brothers Government/Corporate Index (the "S&P/Lehman Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the S&P/Lehman Index. The "x" axis reflects computation periods from 12/19/94 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the S&P/Lehman Index. The ending values were $18,310 and $20,616, respectively.

     The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year period ended 11/30/98 and from the start of performance of the Fund's Investment Shares (12/19/94) to 11/30/98. The total returns were 14.49% and 17.14%, respectively.

     A7. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Value Fund (the "Fund") are represented by a solid line. The S&P 500/Barra Value Index (the "S&P/Barra Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the S&P/Barra Index. The "x" axis reflects computation periods from 5/20/98 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the S&P/Barra Index. The ending values were $25,125 and $24,648, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Total Returns from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/98. The total return was 0.50%.

     A8. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Value Fund (the "Fund") are represented by a solid line. The S&P 500/Barra Value Index (the "S&P/Barra Index") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the S&P/Barra Index. The "x" axis reflects computation periods from 12/19/94 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the S&P/Barra Index. The ending values were $20,395 and $21,773, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year period ended 11/30/98 and from the start of performance of the Fund's Investment Shares (12/19/94) to 11/30/98. The total returns were 8.00% and 20.38%, respectively.

     A9. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Trust Shares of Growth Fund (the "Fund") are represented by a solid line. The Standard & Poor's 500 Composite Stock Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Trust Shares of the Fund and the S&P 500. The "x" axis reflects computation periods from 5/20/98 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Trust Shares as compared to the S&P 500. The ending values were $28,213 and $26,813, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Trust Shares Total Returns from the start of performance of the Fund's Trust Shares (5/20/98) to 11/30/98. The total return was 12.85%.

     A10. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Investment Shares of Growth Fund (the "Fund") are represented by a solid line. The Standard & Poor's 500 Composite Stock Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investment Shares of the Fund and the S&P 500. The "x" axis reflects computation periods from 4/20/92 to 11/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Investment Shares as compared to the S&P 500. The ending values were $28,245 and $32,697, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Investment Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/98 and from the start of performance of the Fund's Investment Shares (4/20/94) to 11/30/98. The total returns were 30.81%, 21.17% and 17.35%, respectively.